UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21624

Allianz Variable Insurance Products Fund of Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Common, Ste. 200, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-624-0197

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1. Reports to Stockholders.

AZL® Balanced Index Strategy Fund

Semi-Annual Report

June 30, 2017

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 10

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Balanced Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL Balanced Index Strategy Fund	$1,000.00	$1,056.50	$0.41	0.08%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL Balanced Index Strategy Fund	$1,000.00	$1,024.40	$0.40	0.08%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Fixed Income	50.0%
Domestic Equities	37.5
International Equities	12.5

Total Investment Securities	100.0
Net other assets (liabilities)	— ^

Net Assets	100.0%

^	Represents less than 0.05%

1

AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
20,296,376	AZL Enhanced Bond Index Fund	$221,027,536
3,423,792	AZL International Index Fund, Class 2	55,260,003
1,461,626	AZL Mid Cap Index Fund, Class 2	33,222,766
7,501,976	AZL S&P 500 Index Fund, Class 2	115,080,313
1,217,074	AZL Small Cap Stock Index Fund, Class 2	17,769,285

Total Affiliated Investment Companies (Cost $348,902,773)		442,359,903

Total Investment Securities (Cost $348,902,773)(a) — 100.0%		442,359,903
Net other assets (liabilities) — 0.0%		68,410

Net Assets — 100.0%		$442,428,313

Percentages indicated are based on net assets as of June 30, 2017.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

2

AZL Balanced Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investments in affiliates, at cost	$348,902,773

Investments in affiliates, at value	$442,359,903
Cash	55,430
Dividends receivable	2
Receivable for capital shares issued	117,644

Total Assets	442,532,979

Liabilities:
Payable for investments purchased	55,430
Payable for capital shares redeemed	3,042
Manager fees payable	18,291
Administration fees payable	6,182
Custodian fees payable	406
Administrative and compliance services fees payable	2,044
Transfer agent fees payable	938
Trustee fees payable	4,092
Other accrued liabilities	14,241

Total Liabilities	104,666

Net Assets	$442,428,313

Net Assets Consist of:
Capital	$316,788,828
Accumulated net investment income/(loss)	9,651,123
Accumulated net realized gains/(losses) from investment transactions	22,531,232
Net unrealized appreciation/(depreciation) on investments	93,457,130

Net Assets	$442,428,313

Shares of beneficial interest (unlimited number of shares authorized, no par value)	26,582,822
Net Asset Value (offering and redemption price per share)	$16.64

Statement of Operations

For the Six Months Ended June 30, 2017

(Unaudited)

Investment Income:
Dividends	$157

Total Investment Income	157

Expenses:
Manager fees	109,665
Administration fees	28,902
Custodian fees	1,255
Administrative and compliance services fees	3,879
Transfer agent fees	2,874
Trustee fees	12,623
Professional fees	11,132
Shareholder reports	6,558
Other expenses	4,534

Total expenses	181,422

Net Investment Income/(Loss)	(181,265)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	3,744,756
Net realized gains distributions from affiliated underlying funds	6,802
Change in net unrealized appreciation/depreciation on investments	20,939,986

Net Realized/Unrealized Gains/(Losses) on Investments	24,691,544

Change in Net Assets Resulting From Operations	$24,510,279

See accompanying notes to the financial statements.

3

AZL Balanced Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(181,265)	$8,019,060
Net realized gains/(losses) on investment transactions	3,751,558	21,738,224
Change in unrealized appreciation/depreciation on investments	20,939,986	(1,251,752)

Change in net assets resulting from operations	24,510,279	28,505,532

Distributions to Shareholders:
From net investment income	—	(11,827,600)
From net realized gains	—	(7,976,603)

Change in net assets resulting from distributions to shareholders	—	(19,804,203)

Capital Transactions:
Proceeds from shares issued	6,946,782	30,164,569
Proceeds from dividends reinvested	—	19,804,203
Value of shares redeemed	(27,328,876)	(52,905,698)

Change in net assets resulting from capital transactions	(20,382,094)	(2,936,926)

Change in net assets	4,128,185	5,764,403
Net Assets:
Beginning of period	438,300,128	432,535,725

End of period	$442,428,313	$438,300,128

Accumulated net investment income/(loss)	$9,651,123	$9,832,388

Share Transactions:
Shares issued	428,153	1,926,476
Dividends reinvested	—	1,277,690
Shares redeemed	(1,681,993)	(3,384,739)

Change in shares	(1,253,840)	(180,573)

See accompanying notes to the financial statements.

4

AZL Balanced Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$15.75		$15.44	$15.91	$15.40	$13.91	$12.84

Investment Activities:
Net Investment Income/(Loss)	(0.36)		0.30	0.34	0.16	0.15	0.13
Net Realized and Unrealized Gains/(Losses) on Investments	1.25		0.73	(0.34)	0.78	1.63	1.19

Total from Investment Activities	0.89		1.03	— (a)	0.94	1.78	1.32

Dividends to Shareholders From:
Net Investment Income	—		(0.43)	(0.17)	(0.23)	(0.25)	(0.19)
Net Realized Gains	—		(0.29)	(0.30)	(0.20)	(0.04)	(0.06)

Total Dividends	—		(0.72)	(0.47)	(0.43)	(0.29)	(0.25)

Net Asset Value, End of Period	$16.64		$15.75	$15.44	$15.91	$15.40	$13.91

Total Return(b)	5.65	%(c)	6.75%	0.01%	6.11%	12.93%	10.29%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$442,428		$438,300	$432,536	$438,651	$413,982	$354,111
Net Investment Income/(Loss)(d)	(0.08)%		1.83%	2.14%	1.02%	1.10%	1.08%
Expenses Before Reductions*(d)(e)	0.08%		0.08%	0.08%	0.08%	0.08%	0.09%
Expenses Net of Reductions*(d)	0.08%		0.08%	0.08%	0.08%	0.08%	0.09%
Portfolio Turnover Rate	1	%(c)	12%	11%	9%	8%	7%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Balanced Index Strategy Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2018. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2017, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Balanced Index Strategy Fund	0.05%	0.20%

6

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2017, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2017, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2017, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2017 is as follows:

	Fair Value 12/31/16	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Fair Value 6/30/17	Dividend Income
AZL Enhanced Bond Index Fund	$213,693,435	$4,933,415	$(2,083,506)	$(48,177)	$221,027,536	$—
AZL International Index Fund, Class 2	55,595,556	102,770	(8,056,161)	61,959	55,260,003	—
AZL Mid Cap Index Fund, Class 2	34,709,583	22,260	(3,486,887)	407,371	33,222,766	—
AZL S&P 500 Index Fund, Class 2	114,983,267	827,919	(10,879,227)	3,025,924	115,080,313	—
AZL Small Cap Stock Index Fund, Class 2	19,410,475	—	(2,097,739)	297,678	17,769,285	—

	$438,392,316	$5,886,364	$(26,603,520)	$3,744,756	$442,359,903	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2017, $2,313 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2017, actual Trustee compensation was $435,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

7

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

For the period ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$442,359,903	$—	$442,359,903

Total Investment Securities	$442,359,903	$—	$442,359,903

5. Security Purchases and Sales

For the period ended June 30, 2017, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Balanced Index Strategy Fund	$5,886,364	$26,603,520

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default. During the year ended June 30, 2017, the Fund did not directly invest in derivatives.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities for federal income tax purposes at June 30, 2017 is $350,779,710. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$93,457,130
Unrealized (depreciation)	(1,876,937)

Net unrealized appreciation/(depreciation)	$91,580,193

As of the end of its tax year ended December 31, 2016, the Fund has no capital loss carry forwards (“CLCFs”). CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

The tax character of dividends paid to shareholders during the year ended December 31, 2016 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Balanced Index Strategy Fund	$11,827,600	$7,976,603	$19,804,203

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Balanced Index Strategy Fund	$9,834,478	$20,729,956	$—	$70,564,772	$101,129,206

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2017, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 85% of the Fund.

8

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

9. Investment Company Reporting Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

9

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

10

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0617 08/17

AZL® DFA Multi-Strategy Fund

Semi-Annual Report

June 30, 2017

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 10

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA Multi-Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL DFA Multi-Strategy Fund	$1,000.00	$1,055.20	$0.36	0.07%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL DFA Multi-Strategy Fund	$1,000.00	$1,024.45	$0.35	0.07%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equities	48.2%
Fixed Income	39.6
International Equities	12.2

Total Investment Securities	100.0
Net other assets (liabilities)	— ^

Net Assets	100.0%

^	Represents less than 0.05%.

1

AZL DFA Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
6,159,436	AZL DFA Emerging Markets Core Equity Fund	$61,409,579
46,951,266	AZL DFA Five-Year Global Fixed Income Fund	474,207,792
8,134,706	AZL DFA International Core Equity Fund	85,414,416
39,548,240	AZL DFA U.S. Core Equity Fund	457,573,140
10,440,297	AZL DFA U.S. Small Cap Fund	121,211,844

Total Affiliated Investment Companies (Cost $1,110,539,318)		1,199,816,771

Total Investment Securities (Cost $1,110,539,318)(a) — 100.0%		1,199,816,771
Net other assets (liabilities) — 0.0%		(377,463)

Net Assets — 100.0%		$1,199,439,308

Percentages indicated are based on net assets as of June 30, 2017.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

2

AZL DFA Multi-Strategy Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investments in affiliates, at cost	$1,110,539,318

Investments in affiliates, at value	$1,199,816,771
Receivable for affiliated investments sold	1,035,376

Total Assets	1,200,852,147

Liabilities:
Cash overdraft	1,035,376
Payable for capital shares redeemed	256,072
Manager fees payable	49,671
Administration fees payable	10,066
Custodian fees payable	425
Administrative and compliance services fees payable	6,110
Transfer agent fees payable	1,166
Trustee fees payable	12,235
Other accrued liabilities	41,718

Total Liabilities	1,412,839

Net Assets	$1,199,439,308

Net Assets Consist of:
Capital	$1,099,132,022
Accumulated net investment income/(loss)	8,738,084
Accumulated net realized gains/(losses) from investment transactions	2,291,749
Net unrealized appreciation/(depreciation) on investments	89,277,453

Net Assets	$1,199,439,308

Shares of beneficial interest (unlimited number of shares authorized, no par value)	89,580,918
Net Asset Value (offering and redemption price per share)	$13.39

Statement of Operations

For the Six Months Ended June 30, 2017

(Unaudited)

Investment Income:
Dividends	$124

Total Investment Income	124

Expenses:
Manager fees	299,267
Administration fees	33,230
Custodian fees	1,389
Administrative and compliance services fees	11,016
Transfer agent fees	3,393
Trustee fees	35,835
Professional fees	31,606
Shareholder reports	17,196
Other expenses	13,230

Total expenses	446,162

Net Investment Income/(Loss)	(446,038)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	6,065,574
Net realized gains distributions from affiliated underlying funds	17,611
Change in net unrealized appreciation/depreciation on investments	58,781,363

Net Realized/Unrealized Gains/(Losses) on Investments	64,864,548

Change in Net Assets Resulting From Operations	$64,418,510

See accompanying notes to the financial statements.

3

AZL DFA Multi-Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(446,038)	$8,978,919
Net realized gains/(losses) on investment transactions	6,083,185	(3,461,098)
Change in unrealized appreciation/depreciation on investments	58,781,363	99,815,406

Change in net assets resulting from operations	64,418,510	105,333,227

Distributions to Shareholders:
From net realized gains	—	(423,638,534)

Change in net assets resulting from distributions to shareholders	—	(423,638,534)

Capital Transactions:
Proceeds from shares issued	5,837,939	15,533,641
Proceeds from dividends reinvested	—	423,638,534
Value of shares redeemed	(64,986,491)	(184,491,032)

Change in net assets resulting from capital transactions	(59,148,552)	254,681,143

Change in net assets	5,269,958	(63,624,164)
Net Assets:
Beginning of period	1,194,169,350	1,257,793,514

End of period	$1,199,439,308	$1,194,169,350

Accumulated net investment income/(loss)	$8,738,084	$9,184,122

Share Transactions:
Shares issued	451,080	995,074
Dividends reinvested	—	34,696,030
Shares redeemed	(4,949,453)	(11,189,344)

Change in shares	(4,498,373)	24,501,760

See accompanying notes to the financial statements.

4

AZL DFA Multi-Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$12.69		$18.08	$18.71		$17.86	$14.96	$13.37

Investment Activities:
Net Investment Income/(Loss)	—	(a)	0.10	0.01		0.20	0.16	0.13
Net Realized and Unrealized Gains/(Losses) on Investments	0.70		1.32	(0.14)		0.96	2.97	1.64

Total from Investment Activities	0.70		1.42	(0.13)		1.16	3.13	1.77

Dividends to Shareholders From:
Net Investment Income	—		—	(0.24)		(0.22)	(0.20)	(0.16)
Net Realized Gains	—		(6.81)	(0.26)		(0.09)	(0.03)	(0.02)

Total Dividends	—		(6.81)	(0.50)		(0.31)	(0.23)	(0.18)

Net Asset Value, End of Period	$13.39		$12.69	$18.08		$18.71	$17.86	$14.96

Total Return(b)	5.52	%(c)	9.32%	(0.67)%		6.53%	21.07%	13.33%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,199,439		$1,194,169	$1,257,794		$1,439,548	$1,347,836	$963,143
Net Investment Income/(Loss)(d)	(0.07)%		0.75%	(0.07)%		1.09%	1.20%	1.10%
Expenses Before Reductions*(d)(e)	0.07%		0.07%	0.07%		0.07%	0.07%	0.08%
Expenses Net of Reductions*(d)	0.07%		0.07%	0.07%		0.07%	0.07%	0.08%
Portfolio Turnover Rate(f)	—	(c)(g)	2%	114	%(h)	7%	3%	6%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

(g)	Represents less than 0.5%.

(h)	Effective April 27, 2015, the investment strategy of the Fund changed. Costs of purchases and proceeds from sales of portfolio securities associated with the changes in investment strategy contributed to higher portfolio turnover rate for the period ended December 31, 2015 as compared to prior years.

See accompanying notes to the financial statements.

5

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL DFA Multi-Strategy Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature ( e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2018. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2017, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL DFA Multi-Strategy Fund	0.05%	0.20%

6

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2017, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2017, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2017, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2017 is as follows:

	Fair Value 12/31/16	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Fair Value 6/30/17	Dividend Income
AZL DFA Emerging Markets Core Equity Fund	$55,318,276	$—	$(4,111,925)	$(70,498)	$61,409,579	$—
AZL DFA Five-Year Global Fixed Income Fund	462,407,497	5,249,757	—	—	474,207,792	—
AZL DFA International Core Equity Fund	82,866,140	—	(8,805,075)	178,045	85,414,416	—
AZL DFA U.S. Core Equity Fund	462,734,052	—	(39,860,642)	4,491,972	457,573,140	—
AZL DFA U.S. Small Cap Fund	130,564,710	—	(11,392,957)	1,466,055	121,211,844	—

	$1,193,890,675	$5,249,757	$(64,170,599)	6,065,574	$1,199,816,771	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2017, $6,320 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2017, actual Trustee compensation was $435,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

7

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

For the period ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Companies	$1,199,816,771	$—	$1,199,816,771

Total Investment Securities	$1,199,816,771	$—	$1,199,816,771

5. Security Purchases and Sales

For the period ended June 30, 2017, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL DFA Multi-Strategy Fund	$5,249,757	$64,170,599

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities for federal income tax purposes at June 30, 2017 is $1,110,907,641. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$89,277,453
Unrealized (depreciation)	(368,323)

Net unrealized appreciation/(depreciation)	$88,909,130

As of the end of its tax year ended December 31, 2016, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs not subject to expiration:

	Short Term Amount	Long Term Amount	Total Amount
AZL DFA Multi-Strategy Fund	$2,345,371	$1,077,741	$3,423,112

The tax character of dividends paid to shareholders during the year ended December 31, 2016 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL DFA Multi-Strategy Fund	$2,499,782	$421,138,752	$423,638,534

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

8

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

As of the latest tax year end December 31, 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL DFA Multi-Strategy Fund	$9,184,122	$—	$(3,423,112)	$30,127,766	$35,888,776

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2017, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 85% of the Fund. As of June 30, 2017, the Fund had a controlling interest (in excess of 50%) in the AZL DFA 5-Year Fixed Income Fund, AZL DFA U.S. Core Equity Fund, AZL DFA U.S. Small Cap Fund and the AZL DFA Emerging Markets Core Equity Fund, which are affiliated with the Investment Adviser.

9. Investment Company Reporting Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

9

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

10

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0617 08/17

AZL® MVP Balanced Index Strategy Fund

Semi-Annual Report

June 30, 2017

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Balanced Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL MVP Balanced Index Strategy Fund	$1,000.00	$1,056.50	$0.71	0.14%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL MVP Balanced Index Strategy Fund	$1,000.00	$1,024.10	$0.70	0.14%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Fixed Income	47.6%
Domestic Equities	35.0
International Equities	12.5

Total Investment Securities	95.1
Net other assets (liabilities)	4.9

Net Assets	100.0%

1

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.1%):
13,783,458	AZL Enhanced Bond Index Fund	$150,101,856
2,454,366	AZL International Index Fund, Class 2	39,613,465
1,048,052	AZL Mid Cap Index Fund, Class 2	23,822,226
4,843,018	AZL S&P 500 Index Fund, Class 2	74,291,895
874,014	AZL Small Cap Stock Index Fund, Class 2	12,760,605

Total Affiliated Investment Companies (Cost $271,957,950)		300,590,047

Total Investment Securities (Cost $271,957,950)(a) — 95.1%		300,590,047
Net other assets (liabilities) — 4.9%		15,620,692

Net Assets — 100.0%		$316,210,739

Percentages indicated are based on net assets as of June 30, 2017.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $15,782,869 has been segregated to cover margin requirements for the following open contracts as of June 30, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/15/17	65	$7,867,925	$(24,749)
U.S. Treasury 10-Year Note September Futures	Long	9/20/17	62	7,782,938	(28,875)

Total					$(53,624)

See accompanying notes to the financial statements.

2

AZL MVP Balanced Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investments in affiliates, at cost	$271,957,950

Investments in affiliates, at value	$300,590,047
Segregated cash for collateral	15,782,869
Dividends receivable	10,710
Receivable for variation margin on futures contracts	281
Receivable for affiliated investments sold	61,440

Total Assets	316,445,347

Liabilities:
Cash overdraft	61,440
Payable for capital shares redeemed	125,068
Payable for variation margin on futures contracts	111
Manager fees payable	26,116
Administration fees payable	5,533
Custodian fees payable	342
Administrative and compliance services fees payable	1,442
Transfer agent fees payable	891
Trustee fees payable	2,960
Other accrued liabilities	10,705

Total Liabilities	234,608

Net Assets	$316,210,739

Net Assets Consist of:
Capital	$271,962,316
Accumulated net investment income/(loss)	5,731,785
Accumulated net realized gains/(losses) from investment transactions	9,938,165
Net unrealized appreciation/(depreciation) on investments	28,578,473

Net Assets	$316,210,739

Shares of beneficial interest (unlimited number of shares authorized, no par value)	23,494,434
Net Asset Value (offering and redemption price per share)	$13.46

Statement of Operations

For the Six Months Ended June 30, 2017

(Unaudited)

Investment Income:
Dividends	$63,035

Total Investment Income	63,035

Expenses:
Manager fees	157,455
Administration fees	28,119
Custodian fees	1,114
Administrative and compliance services fees	2,786
Transfer agent fees	2,782
Trustee fees	8,994
Professional fees	7,992
Shareholder reports	5,173
Other expenses	3,243

Total expenses	217,658

Net Investment Income/(Loss)	(154,623)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	(471,956)
Net realized gains/(losses) on futures contracts	839,700
Change in net unrealized appreciation/depreciation on investments	17,174,727

Net Realized/Unrealized Gains/(Losses) on Investments	17,542,471

Change in Net Assets Resulting From Operations	$17,387,848

See accompanying notes to the financial statements.

3

AZL MVP Balanced Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(154,623)	$4,764,749
Net realized gains/(losses) on investment transactions	367,744	11,249,453
Change in unrealized appreciation/depreciation on investments	17,174,727	2,043,805

Change in net assets resulting from operations	17,387,848	18,058,007

Distributions to Shareholders:
From net investment income	—	(6,185,785)
From net realized gains	—	(2,024,582)

Change in net assets resulting from distributions to shareholders	—	(8,210,367)

Capital Transactions:
Proceeds from shares issued	10,848,884	75,326,220
Proceeds from dividends reinvested	—	8,210,367
Value of shares redeemed	(24,770,959)	(35,768,163)

Change in net assets resulting from capital transactions	(13,922,075)	47,768,424

Change in net assets	3,465,773	57,616,064
Net Assets:
Beginning of period	312,744,966	255,128,902

End of period	$316,210,739	$312,744,966

Accumulated net investment income/(loss)	$5,731,785	$5,886,408

Share Transactions:
Shares issued	826,758	6,087,629
Dividends reinvested	—	654,213
Shares redeemed	(1,879,934)	(2,934,307)

Change in shares	(1,053,176)	3,807,535

See accompanying notes to the financial statements.

4

AZL MVP Balanced Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	January 10, 2012 to December 31, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.74		$12.30	$12.56	$12.03	$10.69	$10.00

Investment Activities:
Net Investment Income/(Loss)	—	(b)	0.17	0.22	0.08	0.10	0.08
Net Realized and Unrealized Gains/(Losses) on Investments	0.72		0.64	(0.25)	0.65	1.24	0.77

Total from Investment Activities	0.72		0.81	(0.03)	0.73	1.34	0.85

Dividends to Shareholders From:
Net Investment Income	—		(0.28)	(0.10)	(0.12)	—	(0.14)
Net Realized Gains	—		(0.09)	(0.13)	(0.08)	— (b)	(0.02)

Total Dividends	—		(0.37)	(0.23)	(0.20)	— (b)	(0.16)

Net Asset Value, End of Period	$13.46		$12.74	$12.30	$12.56	$12.03	$10.69

Total Return(c)	5.65	%(d)	6.61%	(0.22)%	6.09%	12.56%	8.50	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$316,211		$312,745	$255,129	$208,618	$155,547	$73,830
Net Investment Income/(Loss)(e)	(0.10)%		1.69%	2.08%	0.97%	1.09%	1.41%
Expenses Before Reductions*(e)(f)	0.14%		0.14%	0.14%	0.15%	0.17%	0.39%
Expenses Net of Reductions*(e)	0.14%		0.14%	0.14%	0.15%	0.17%	0.21%
Portfolio Turnover Rate	3	%(d)	11%	5%	6%	4%	11	%(d)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations. During the period from January 10, 2012 to December 2012, the Fund’s primary vehicle for gaining exposure to derivatives was through investments in its wholly-owned and controlled subsidiary, the AZL MVP BIS Investments Trust (the “Subsidiary”). The Subsidiary was liquidated on December 10, 2012 at its net asset value on such date. The Subsidiary’s operations have been consolidated with the operations of the Fund through its liquidation on December 10, 2012.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Balanced Index Strategy Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

6

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Futures Contracts

During the period ended June 30, 2017, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $15.7 million as of June 30, 2017. The monthly average notional amount for these contracts was $15.8 million for the period ended June 30, 2017. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2017:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$24,749

Interest Rate Risk Exposure

Interest Rate Contracts		—		28,875

*	For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2017:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk Exposure

Equity Contracts	Net realized gains/(losses) on futures contracts/ Change in unrealized appreciation/depreciation on investments	$725,043	$(39,055)

Interest Rate Risk Exposure

Interest Rate Contracts		114,657	16,892

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2018. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2017, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Balanced Index Strategy Fund	0.10%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2017, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2017, there were no voluntary waivers.

7

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2017, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2017 is as follows:

	Fair Value 12/31/16	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Fair Value 6/30/17	Dividend Income
AZL Enhanced Bond Index Fund	$148,190,890	$5,635,290	$(6,808,167)	$(281,406)	$150,101,856	$—
AZL International Index Fund, Class 2	38,458,535	763,895	(5,028,077)	(183,783)	39,613,465	—
AZL Mid Cap Index Fund, Class 2	24,341,674	855,122	(2,769,564)	(92,194)	23,822,226	—
AZL S&P 500 Index Fund, Class 2	72,271,689	1,241,257	(5,715,412)	166,463	74,291,895	—
AZL Small Cap Stock Index Fund, Class 2	13,851,238	573,213	(1,996,470)	(80,983)	12,760,605	—

	$297,114,026	$9,068,777	$(22,317,690)	$(471,956)	$300,590,047	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2017, $1,650 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2017, actual Trustee compensation was $435,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

8

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$300,590,047	$—	$300,590,047

Total Investment Securities	300,590,047	—	300,590,047

Other Financial Instruments:*
Futures Contracts	(53,624)	—	(53,624)

Total Investments	$300,536,423	$—	$300,536,423

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2017, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Balanced Index Strategy Fund	$9,068,777	$22,317,690

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities for federal income tax purposes at June 30, 2017 is $274,627,729. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$29,396,839
Unrealized (depreciation)	(3,434,521)

Net unrealized appreciation/(depreciation)	$25,962,318

The tax character of dividends paid to shareholders during the year ended December 31, 2016 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Balanced Index Strategy Fund	$6,185,785	$2,024,582	$8,210,367

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Balanced Index Strategy Fund	$6,070,953	$11,767,711	$—	$9,021,911	$26,860,575

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies.

9

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2017, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 25% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0617 08/17

AZL® MVP BlackRock Global Strategy Plus Fund

Semi-Annual Report

June 30, 2017

(Unaudited)

Expense Examples and Portfolio Composition Page

Schedule of Portfolio Investments Page

Statement of Assets and Liabilities Page

Statement of Operations Page

Statements of Changes in Net Assets Page

Financial Highlights Page

Notes to the Financial Statements Page

Other Information Page

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Expense Examples

(Unaudited)

As a shareholder of the AZL MVP BlackRock Global Strategy Plus Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL MVP BlackRock Global Strategy Plus Fund	$1,000.00	$1,062.60	$3.73	0.73%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL MVP BlackRock Global Strategy Plus Fund	$1,000.00	$1,021.17	$3.66	0.73%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Consolidated Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Affiliated Investment Companies	45.0%
Common Stocks	26.1
U.S. Treasury Obligations	10.9
Securities Held as Collateral for Securities on Loan	5.3
Foreign Bonds	4.8
Corporate Bonds	2.1
Exchange Traded Funds	1.8
Yankee Dollars	1.3
Money Markets	1.2
Preferred Stocks	0.6
Convertible Bonds	0.5
Bank Loans	0.2
Purchased Options	0.1
Convertible Preferred Stocks	0.2
Collateralized Mortgage Obligations	0.1
Private Placements	—	^
Purchased Swaptions	—	^
Warrants	—	^

Total Investment Securities	100.2
Net other assets (liabilities)	(0.2)

Net Assets	100.0%

^	Represents less than 0.05%

Consolidated Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
United States	80.6%
Japan	4.8
United Kingdom	2.5
France	1.5
Germany	1.2
Australia	0.9
Netherlands	0.7
Mexico	0.7
Poland	0.7
Canada	0.7
All other countries	6.2

Total Investment Securities	100.2
Net other assets (liabilities)	(0.2)

Net Assets	100.0%

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (26.1%):
Aerospace & Defense (0.4%):
67,754	BAE Systems plc(a)	$559,742
301	Boeing Co. (The)(a)	59,523
476	Dassault Aviation SA(a)	665,201
389	General Dynamics Corp.(a)	77,060
71,100	Meggitt plc(a)	442,221
276	Northrop Grumman Corp.(a)	70,852
314	Raytheon Co.(a)	50,705
16,533	Safran SA^(a)	1,516,300

		3,441,604

Airlines (0.6%):
16,620	Azul SA, ADR*(a)	350,350
21,110	Delta Air Lines, Inc.(a)	1,134,451
43,600	Japan Airlines Co., Ltd.(a)	1,348,998
25,414	United Continental Holdings, Inc.*(a)	1,912,404

		4,746,203

Auto Components (0.8%):
9,900	Aisin Sieki Co., Ltd.(a)	507,796
21,300	Bridgestone Corp.(a)	919,903
112,683	Cheng Shin Rubber Industry Co., Ltd.(a)	239,877
4,508	Compagnie Generale des Establissements Michelin SCA, Class B^(a)	599,252
23,800	Denso Corp.(a)	1,007,388
2,600	Exedy Corp.(a)	73,398
8,200	Futaba Industrial Co., Ltd.(a)	74,288
1,039	Goodyear Tire & Rubber Co.(a)	36,323
5,400	Koito Manufacturing Co., Ltd.(a)	278,975
330	Lear Corp.(a)	46,887
3,600	Stanley Electric Co., Ltd.(a)	108,894
32,400	Sumitomo Electric Industries, Ltd.(a)	500,056
25,300	Toyota Industries Corp.(a)	1,334,921

		5,727,958

Automobiles (0.6%):
152,000	Brilliance China Automotive Holdings, Ltd.(a)	276,868
45,864	Ford Motor Co.(a)	513,218
19,600	Fuji Heavy Industries, Ltd.(a)	662,576
2,666	Hero MotoCorp, Ltd.(a)	152,550
4,141	Hyundai Motor Co.(a)	577,412
3,540	Maruti Suzuki India, Ltd.(a)	395,572
39,800	Suzuki Motor Corp.(a)	1,891,776

		4,469,972

Banks (1.9%):
24,167	ABN AMRO Group NV(a)	645,698
140,966	Bank of America Corp.(a)	3,419,836
28,770	Citigroup, Inc.(a)	1,924,138
1,048	Fifth Third Bancorp(a)	27,206
226,023	HSBC Holdings plc(a)	2,097,562
79,069	ING Groep NV(a)	1,374,977
18,558	JPMorgan Chase & Co.(a)	1,696,201
34,390	Kotak Mahindra Bank, Ltd.(a)	507,902
45,636	State Bank of India(a)	193,355
39,000	Sumitomo Mitsui Financial Group, Inc.(a)	1,525,913

Shares		Fair Value
Common Stocks, continued
Banks, continued
11,000	SunTrust Banks, Inc.(a)	$623,920
48,593	Svenska Handelsbanken AB, Class A(a)	698,072
10,489	Yes Bank, Ltd.(a)	237,305

		14,972,085

Beverages (0.3%):
15,057	Anheuser-Busch InBev NV(a)	1,665,910
14,500	Asahi Breweries, Ltd.(a)	545,993
376	Constellation Brands, Inc., Class C(a)	72,842
1,304	PepsiCo, Inc.(a)	150,599

		2,435,344

Biotechnology (0.4%):
815	AbbVie, Inc.(a)	59,096
474	Amgen, Inc.(a)	81,637
2,250	Biogen Idec, Inc.*(a)	610,560
30,516	Gilead Sciences, Inc.(a)	2,159,922
9,025	Invitae Corp.*^(a)	86,279
6,441	Shire plc(a)	354,796
1,856	Tesaro, Inc.*^(a)	259,580

		3,611,870

Building Products (0.4%):
10,735	Compagnie de Saint-Gobain SA(a)	574,192
5,000	Daikin Industries, Ltd.(a)	511,430
12,181	Fortune Brands Home & Security, Inc.^(a)	794,688
21,659	Masco Corp.(a)	827,591

		2,707,901

Capital Markets (0.5%):
299	Ameriprise Financial, Inc.(a)	38,060
601	Bank of New York Mellon Corp. (The)(a)	30,663
19,240	Charles Schwab Corp. (The)(a)	826,550
4,896	Goldman Sachs Group, Inc. (The)(a)	1,086,422
36,123	Morgan Stanley(a)	1,609,641
47,706	UBS Group AG(a)	810,094

		4,401,430

Chemicals (1.6%):
14,005	Air Products & Chemicals, Inc.(a)	2,003,555
56,000	Asahi Kasei Corp.(a)	603,322
40,705	Axalta Coating Systems, Ltd.*(a)	1,304,188
30,349	E.I. du Pont de Nemours & Co.(a)	2,449,468
13,413	Evonik Industries AG(a)	428,694
29,000	Formosa Chemicals & Fibre Corp.(a)	91,064
31,000	Formosa Plastics Corp.(a)	94,494
16,600	Hitachi Chemical Co., Ltd.(a)	496,304
5,600	Kuraray Co., Ltd.(a)	101,755
623	LG Chem, Ltd.(a)	158,491
39,000	Nan Ya Plastics Corp.(a)	96,638
8,600	Nitto Denko Corp.(a)	709,531
64,100	PTT Global Chemical Public Co., Ltd.(a)	129,277
19,300	Shin-Etsu Chemical Co., Ltd.(a)	1,753,484
60,200	Toray Industries, Inc.(a)	504,402
153,000	Ube Industries, Ltd.(a)	394,411
7,475	Umicore SA(a)	520,726

		11,839,804

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies (0.0%):
1,600	SECOM Co., Ltd.(a)	$121,584

Communications Equipment (0.3%):
1,248	Cisco Systems, Inc.(a)	39,062
30,996	CommScope Holding Co., Inc.*(a)	1,178,778
228,262	Nokia OYJ(a)	1,402,685

		2,620,525

Construction & Engineering (0.2%):
11,000	Chiyoda Corp.(a)	64,816
4,400	ComSys Holdings Corp.(a)	90,711
13,300	Kinden Corp.(a)	214,625
5,000	Maeda Road Construction Co., Ltd.(a)	99,849
5,000	Nippo Corp.(a)	100,675
36,000	Okumura Corp.(a)	242,494
1,000	Sho-Bond Holdings Co., Ltd.(a)	50,508
38,000	Toda Corp.(a)	237,271
6,840	Vinci SA(a)	584,195

		1,685,144

Construction Materials (0.0%):
8,700	Siam Cement PCL(a)	128,595
900	The Siam Cement Public Co., Ltd.(a)	13,356

		141,951

Consumer Finance (0.1%):
587	Capital One Financial Corp.(a)	48,498
10,088	Discover Financial Services(a)	627,373

		675,871

Containers & Packaging (0.1%):
811	Crown Holdings, Inc.*(a)	48,384
1,124	International Paper Co.(a)	63,630
704	Packaging Corp. of America(a)	78,419
12,009	WestRock Co.(a)	680,429

		870,862

Distributors (0.0%):
3,700	Canon Marketing Japan, Inc.(a)	84,308

Diversified Consumer Services (0.0%):
2,618	H&R Block, Inc.(a)	80,922

Diversified Financial Services (0.2%):
1	Berkshire Hathaway, Inc., Class A*(a)	254,700
8,738	Berkshire Hathaway, Inc., Class B*(a)	1,479,955
68,000	Fubon Financial Holdings Co., Ltd.(a)	108,425

		1,843,080

Diversified Telecommunication Services (0.8%):
54,310	Cellnex Telecom SAU(a)	1,122,644
41,000	Chunghwa Telecom Co., Ltd.(a)	145,501
56,468	Deutsche Telekom AG, Registered Shares(a)	1,014,689
13,076	El Towers SpA(a)	757,565
82,000	HKT Trust & HKT, Ltd.(a)	107,555
3,400	Nippon Telegraph & Telephone Corp.(a)	160,855
65,200	Singapore Telecommunications, Ltd.(a)	184,276
1,090,643	Telecom Italia SpA*^(a)	1,010,671
32,883	Telecom Italia SpA(a)	24,324
40,207	Verizon Communications, Inc.(a)	1,795,645

		6,323,725

Shares		Fair Value
Common Stocks, continued
Electric Utilities (0.3%):
6,692	CEZ(a)	$116,753
13,100	Chubu Electric Power Co., Inc.(a)	174,278
13,000	CK Infrastructure Holdings, Ltd.(a)	109,151
14,000	CLP Holdings, Ltd.(a)	148,136
179,491	Enel SpA(a)	966,442
12,000	Hongkong Electric Holdings, Ltd.(a)	105,906
14,095	NextEra Energy, Inc.(a)	1,975,132

		3,595,798

Electrical Equipment (0.2%):
40,000	GS Yuasa Corp.(a)	174,409
2,200	Mabuchi Motor Co., Ltd.(a)	109,756
99,500	Mitsubishi Electric Corp.(a)	1,435,334
287	Rockwell Automation, Inc.(a)	46,483

		1,765,982

Electronic Equipment, Instruments & Components (0.3%):
700	Hirose Electric Co., Ltd.(a)	100,003
39,400	Hon Hai Precision Industry Co., Ltd.(a)	150,638
400	Keyence Corp.(a)	176,091
2,200	Kyocera Corp.(a)	127,565
7,000	Murata Manufacturing Co., Ltd.(a)	1,066,721
28,605	VeriFone Systems, Inc.*^(a)	517,751

		2,138,769

Energy Equipment & Services (0.1%):
622	Helmerich & Payne, Inc.^(a)	33,799
9,677	Schlumberger, Ltd.(a)	637,134

		670,933

Equity Real Estate Investment Trusts (0.1%):
650	American Tower Corp.(a)	86,008
17,000	Link REIT (The)(a)	129,348
300	Simon Property Group, Inc.(a)	48,528
2,675	Unibail-Rodamco SE^(a)	674,420

		938,304

Food & Staples Retailing (0.1%):
7,283	CVS Health Corp.(a)	585,990
2,579	Jeronimo Martins SGPS SA(a)	50,479
1,400	Seven & I Holdings Co., Ltd.(a)	57,735

		694,204

Food Products (0.6%):
38,200	Ajinomoto Co., Inc.(a)	825,627
36,480	Danone SA(a)	2,741,809
3,776	Mondelez International, Inc., Class A(a)	163,085
22,809	Nestle SA, Registered Shares(a)	1,987,515
544	Tyson Foods, Inc., Class A(a)	34,071
77,000	Uni-President Enterprises Corp.(a)	154,450
113,000	Want Want China Holdings, Ltd.^(a)	76,282

		5,982,839

Gas Utilities (0.1%):
13,556	Gas Natural SDG SA(a)	318,482
225,000	Tokyo Gas Co., Ltd.(a)	1,171,939

		1,490,421

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies (0.3%):
2,822	Baxter International, Inc.(a)	$170,844
65	Cooper Cos., Inc. (The)(a)	15,562
23,600	HOYA Corp.(a)	1,229,292
1,921	Medtronic plc(a)	170,489
220	Stryker Corp.^(a)	30,532
12,437	Zimmer Holdings, Inc.(a)	1,596,910

		3,213,629

Health Care Providers & Services (1.0%):
12,078	Acadia Healthcare Co., Inc.*^(a)	596,412
13,853	Aetna, Inc.(a)	2,103,302
4,300	Alfresa Holdings Corp.(a)	83,052
5,900	Anthem, Inc.(a)	1,109,967
43,744	Brookdale Senior Living, Inc.*(a)	643,474
822	Cardinal Health, Inc.(a)	64,050
13,621	HCA Holdings, Inc.*(a)	1,187,751
260	McKesson Corp.(a)	42,780
5,000	Medipal Holdings Corp.(a)	92,630
36,832	NMC Health plc(a)	1,047,982
456,898	PT Siloam International Hospital Tbk*(a)	387,356
99,143	Spire Healthcare Group plc(a)	418,692
2,200	Suzuken Co., Ltd.(a)	73,159
42,551	Tenet Healthcare Corp.*^(a)	822,936
1,034	UnitedHealth Group, Inc.(a)	191,724

		8,865,267

Hotels, Restaurants & Leisure (0.2%):
13,260	Accor SA(a)	624,769
524	McDonald’s Corp.(a)	80,256
257	Royal Caribbean Cruises, Ltd.(a)	28,072
4,509	Sodexo SA(a)	582,903
9,532	Starbucks Corp.(a)	555,810
692	Wyndham Worldwide Corp.(a)	69,484

		1,941,294

Household Durables (0.2%):
3,000	Alpine Electronics, Inc.(a)	44,962
11,576	Berkeley Group Holdings plc (The)(a)	486,519
1,379	Coway Co., Ltd.(a)	125,381
3,250	Mohawk Industries, Inc.*(a)	785,493
2,800	Rinnai Corp.(a)	261,284

		1,703,639

Household Products (0.0%):
1,759	Colgate-Palmolive Co.(a)	130,395

Independent Power & Renewable Electricity Producers (0.1%):
14,830	NextEra Energy Partners LP^(a)	548,561
13,583	Vistra Energy Corp.^(a)	228,059

		776,620

Industrial Conglomerates (0.4%):
243	3M Co., Class C(a)	50,590
6,695	General Electric Co.(a)	180,832
1,900	Jardine Matheson Holdings, Ltd.(a)	122,017
58,641	Koninklijke Philips Electronics NV(a)	2,087,131
3,963	Siemens AG, Registered Shares(a)	544,828
27,412	Smiths Group plc(a)	571,007

		3,556,405

Shares		Fair Value
Common Stocks, continued
Insurance (0.8%):
11,212	Allstate Corp. (The)(a)	$991,589
486	American International Group, Inc.(a)	30,385
25,136	AXA SA(a)	692,635
834	Axis Capital Holdings, Ltd.(a)	53,926
68,000	Cathay Financial Holding Co., Ltd.(a)	112,068
6,959	Chubb, Ltd.(a)	1,011,699
2,255	Hartford Financial Services Group, Inc. (The)(a)	118,545
11,249	Marsh & McLennan Cos., Inc.(a)	876,972
18,654	MetLife, Inc.(a)	1,024,852
567	Prudential Financial, Inc.(a)	61,315
483	Reinsurance Group of America, Inc.(a)	62,012
20,800	Tokio Marine Holdings, Inc.(a)	864,304
1,187	Travelers Cos., Inc. (The)(a)	150,191
9,403	UnumProvident Corp.(a)	438,462

		6,488,955

Internet & Direct Marketing Retail (0.6%):
3,796	Amazon.com, Inc.*(a)	3,674,528
4,385	Expedia, Inc.^(a)	653,146
10,345	TripAdvisor, Inc.*^(a)	395,179

		4,722,853

Internet Software & Services (0.9%):
11,883	Alibaba Group Holding, Ltd., ADR*^(a)	1,674,315
2,192	Alphabet, Inc., Class C*(a)	1,991,936
95,700	Dropbox, Inc.(a)(b)(c)	1,149,357
15,880	Facebook, Inc., Class A*(a)	2,397,563
5,547	Lookout, Inc.(a)(b)(c)	3,550
774	VeriSign, Inc.*^(a)	71,951

		7,288,672

IT Services (0.4%):
541	Accenture plc, Class C(a)	66,911
158	Alliance Data Systems Corp.(a)	40,557
1,119	Amdocs, Ltd.(a)	72,131
6,193	Global Payments, Inc.(a)	559,352
61,888	Infosys, Ltd.(a)	899,377
6,112	MasterCard, Inc., Class A(a)	742,302
28,949	Sabre Corp.^(a)	630,220
7,562	Visa, Inc., Class A^(a)	709,164

		3,720,014

Leisure Products (0.0%):
3,100	Yamaha Corp.(a)	107,320

Life Sciences Tools & Services (0.0%):
743	Thermo Fisher Scientific, Inc.(a)	129,631

Machinery (0.6%):
222	Cummins, Inc.(a)	36,013
21,548	Doosan Bobcat, Inc.(a)	670,637
10,965	GEA Group AG^(a)	449,895
7,600	Hino Motors, Ltd.(a)	84,542
329	Illinois Tool Works, Inc.(a)	47,129
29,900	Komatsu, Ltd.(a)	762,354
31,400	Kubota Corp.(a)	529,212
3,100	Kurita Water Industries, Ltd.(a)	84,606
2,500	Makita Corp.(a)	92,587

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
83,839	SKF AB, Class B(a)	$1,707,371
349	WABCO Holdings, Inc.*(a)	44,501

		4,508,847

Media (0.9%):
3,442	Charter Communications, Inc., Class A*(a)	1,159,439
76,732	Comcast Corp., Class A(a)	2,986,410
9,119	DISH Network Corp., Class A*(a)	572,308
2,791	Liberty Broadband Corp., Class A*(a)	239,440
6,835	Liberty Broadband Corp., Class C*^(a)	592,936
6,520	Liberty Global plc, Class A*(a)	209,422
4,089	Liberty Media Group, Class C*(a)(b)	149,739
10,006	Liberty SiriusXM Group, Class A*(a)	420,052
16,601	Liberty SiriusXM Group, Class C*(a)	692,262
7,600	Nippon Television Holdings, Inc.(a)	127,925
340	Omnicom Group, Inc.^(a)	28,186
67,324	RAI Way SpA(a)	336,152
594	Scripps Networks Interactive, Class C^(a)	40,576
8,600	SKY Perfect JSAT Holdings, Inc.(a)	37,030
3,300	Toho Co., Ltd.(a)	101,725
5,200	TV Asahi Holdings Corp.(a)	93,910
36,349	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA(a)	220,808

		8,008,320

Metals & Mining (0.0%):
16,186	Platinum Group Metals, Ltd.*^(a)	13,607
78,543	Platinum Group Metals, Ltd.*^(a)	65,630
483	POSCO(a)	120,999
10,300	Tokyo Steel Manufacturing Co., Ltd.(a)	87,104
2,300	Yamato Kogyo Co., Ltd.(a)	59,072

		346,412

Multiline Retail (0.1%):
20,724	Target Corp.^(a)	1,083,658

Multi-Utilities (0.3%):
846	CenterPoint Energy, Inc.(a)	23,163
54,374	Innogy Se(a)	2,139,715
3,860	National Grid plc(a)	47,900
7,386	Sempra Energy(a)	832,772

		3,043,550

Oil, Gas & Consumable Fuels (2.0%):
37,395	Anadarko Petroleum Corp.(a)	1,695,489
36,927	BP plc, ADR(a)	1,279,521
56,427	BP plc(a)	325,920
224	Chevron Corp.(a)	23,370
117,372	Coal India, Ltd.(a)	443,662
131,236	EnCana Corp.(a)	1,154,877
11,575	EQT Corp.^(a)	678,179
21,000	Formosa Petrochemical Corp.(a)	72,511
78,400	INPEX Corp.(a)	756,204
71,085	Marathon Oil Corp.^(a)	842,357
42,491	Marathon Petroleum Corp.(a)	2,223,555
33,753	Oil & Natural Gas Corp., Ltd.(a)	82,072
614	Phillips 66(a)	50,772

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
67,105	Reliance Industries, Ltd.*(a)	$1,430,057
37,786	Royal Dutch Shell plc, Class A, ADR(a)	2,009,838
40,598	Royal Dutch Shell plc, Class A(a)	1,079,678
13,209	Snam SpA(a)	57,766
29,200	Thai Oil Public Co., Ltd.(a)	67,921
680	Total SA, ADR(a)	33,721
17,782	Total SA(a)	880,918
1,278	Valero Energy Corp.(a)	86,214
55,727	Williams Cos., Inc. (The)(a)	1,687,414

		16,962,016

Personal Products (0.2%):
21,630	Edgewell Personal Care Co.*^(a)	1,644,313
1,724	Unilever NV(a)	95,264

		1,739,577

Pharmaceuticals (1.0%):
5,200	Astellas Pharma, Inc.(a)	63,678
14,043	Bayer AG, Registered Shares(a)	1,816,695
1,603	Bristol-Myers Squibb Co.(a)	89,319
15,504	Catalent, Inc.*(a)	544,190
91,959	GlaxoSmithKline plc(a)	1,958,459
872	Gw Pharmaceuticals, ADR*(a)	87,418
1,304	Johnson & Johnson Co.(a)	172,506
1,522	Novartis AG, Registered Shares(a)	127,140
3,000	Otsuka Holdings Co., Ltd.(a)	127,959
16,621	Perrigo Co. plc^(a)	1,255,218
79,629	Pfizer, Inc.(a)	2,674,739
10,224	Sanofi-Aventis SA(a)	982,517
1,500	Sawai Pharmaceutical Co., Ltd.(a)	84,326

		9,984,164

Professional Services (0.1%):
303	Manpower, Inc.(a)	33,830
8,876	Randstad Holding NV(a)	518,976

		552,806

Real Estate Management & Development (0.7%):
322,400	CapitaLand, Ltd.(a)	819,884
28,000	Hang Lung Properties, Ltd.(a)	69,940
34,600	Mitsubishi Estate Co., Ltd.(a)	646,460
50,000	Sino Land Co., Ltd.(a)	81,982
111,666	Sun Hung Kai Properties, Ltd.(a)	1,640,646
11,000	Swire Pacific, Ltd., Class A(a)	107,436
49,034	The St. Joe Co.*^(a)	919,388
15,541	Vonovia SE(a)	617,434
17,000	Wharf Holdings, Ltd. (The)(a)	140,924

		5,044,094

Road & Rail (0.6%):
76,500	ComfortDelGro Corp., Ltd.(a)	127,987
18,300	East Japan Railway Co.(a)	1,751,773
14,885	Kansas City Southern(a)	1,557,715
9,800	Kyushu Railway Co.(a)	318,165
5,700	Seino Holdings Co., Ltd.(a)	75,866
7,100	West Japan Railway Co.(a)	502,111

		4,333,617

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (0.4%):
367	Analog Devices, Inc.(a)	$28,553
1,448	Intel Corp.(a)	48,856
579	KLA-Tencor Corp.(a)	52,984
48,512	QUALCOMM, Inc.(a)	2,678,832
30,300	Renesas Electronics Corp.*(a)	265,136
12,200	ROHM Co., Ltd.(a)	940,004

		4,014,365

Software (1.0%):
488	Adobe Systems, Inc.*(a)	69,023
5,969	Electronic Arts, Inc.*(a)	631,043
2,015	Intuit, Inc.(a)	267,612
11,965	Microsoft Corp.(a)	824,747
2,300	Nintendo Co., Ltd.(a)	769,890
7,986	Nuance Communications, Inc.*(a)	139,036
26,331	Snap, Inc., Class A*^(a)	467,902
3,000	Trend Micro, Inc.(a)	154,801
68,532	Uber Technologies, Inc.(a)(b)(c)	3,692,504
9,730	UbiSoft Entertainment SA*(a)	552,358
6,327	VMware, Inc., Class A*^(a)	553,170

		8,122,086

Specialty Retail (0.6%):
5,634	Advance Auto Parts, Inc.(a)	656,868
6,749	Bed Bath & Beyond, Inc.^(a)	205,170
5,846	Home Depot, Inc. (The)(a)	896,776
27,039	Lowe’s Cos., Inc.(a)	2,096,334
2,641	O’Reilly Automotive, Inc.*^(a)	577,692
800	Shimamura Co., Ltd.(a)	97,921
14,777	Urban Outfitters, Inc.*^(a)	273,966
12,502	Williams-Sonoma, Inc.^(a)	606,347
12,900	Yamada Denki Co., Ltd.(a)	64,111

		5,475,185

Technology Hardware, Storage & Peripherals (0.6%):
28,338	Apple, Inc.(a)(d)	4,081,238
2,800	Fujifilm Holdings Corp.(a)	100,805
48,350	Pure Storage, Inc., Class A*^(a)	619,364
397	Western Digital Corp.(a)	35,174

		4,836,581

Textiles, Apparel & Luxury Goods (0.4%):
11,137	Luxottica Group SpA(a)	646,123
25,337	Michael Kors Holdings, Ltd.*(a)	918,466
250	PVH Corp.(a)	28,625
6,644	Ralph Lauren Corp.(a)	490,327

		2,083,541

Tobacco (0.1%):
1,380	Altria Group, Inc.(a)	102,769
3,200	Japan Tobacco, Inc.(a)	112,488
4,328	KT&G Corp.(a)	442,385

		657,642

Trading Companies & Distributors (0.0%):
453	United Rentals, Inc.*^(a)	51,058

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure (0.0%):
8,000	Kamigumi Co., Ltd.(a)	$83,967

Wireless Telecommunication Services (0.6%):
30,300	Advanced Information Service plc(a)	158,416
2,383	China Mobile, Ltd., ADR(a)	126,513
44,000	Far EasTone Telecommunications Co., Ltd.(a)	112,112
89,900	Intouch Holdings Public Co., Ltd.(a)	150,884
14,100	KDDI Corp.(a)	373,588
9,900	NTT DoCoMo, Inc.(a)	233,722
562	SK Telecom Co., Ltd.(a)	130,495
46,000	Taiwan Mobile Co., Ltd.(a)	172,900
21,410	Vodafone Group plc, ADR(a)	615,109
648,566	Vodafone Group plc(a)	1,840,143

		3,913,882

Total Common Stocks (Cost $180,273,787)		217,569,455

Preferred Stocks (0.6%):
Banks (0.1%):
14,703	Citigroup Capital XIII, Series A, 7.54%^(a)	381,983
7,094	U.S. Bancorp, Series F, 6.50%^(a)	210,621
84,000	USB Capital IX, 3.50%(a)	74,584

		667,188

Commercial Services & Supplies (0.0%):
2,054	Stericycle, Inc., 5.25%^(a)	137,495

Consumer Finance (0.1%):
16,151	GMAC Capital Trust I, Series 2, 6.97%(a)	423,156

Equity Real Estate Investment Trusts (0.0%):
6,282	Welltower, Inc., Series I, 6.50%(a)	416,245

Health Care Providers & Services (0.1%):
16,242	Anthem, Inc., 5.25%(a)	857,903
143,925	Grand Rounds, Inc., Series C(a)(b)(c)	437,532

		1,295,435

Internet Software & Services (0.1%):
63,925	Lookout, Inc., Preferred Shares, Series F*(a)(b)(c)	636,693

Multi-Utilities (0.1%):
13,401	Dominion Resources, Inc., 6.75%^(a)	674,338

Software (0.1%):
116,157	Palantir Technologies, Inc., Series I*(a)(b)(c)	930,418

Total Preferred Stocks (Cost $4,722,123)		5,180,968

Warrant (0.0%):
Paper & Forest Products (0.0%):
157,250	TFS Corp., Ltd.(a)	169

Total Warrant (Cost $ — )		169

Convertible Preferred Stocks (0.2%):
Banks (0.0%):
131	Wells Fargo & Co., Series L, Class A, 7.50%(a)	171,774

Internet Software & Services (0.2%):
144,482	Domo, Inc., Series E*(a)(b)(c)	1,277,221

Total Convertible Preferred Stocks (Cost $1,361,004)		1,448,995

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value

Private Placements (0.0%):
Household Durables (0.0%):
$3,065,000	AliphCom, Inc., 12.00%, 4/1/20(a)(b)(c)(e)	$76,931
23,389	Jawbone, 0.00%*(a)(b)(c)	63,852

		140,783

Oil, Gas & Consumable Fuels (0.0%):
268,000	Project Samson BND Corp., 12.00%, 4/1/20(a)(b)(c)(e)	6,727

Total Private Placements (Cost $3,333,000)		147,510

Convertible Bonds (0.5%):
Diversified Telecommunication Services (0.1%):
300,000	Telefonica SA, Series TIT, 6.00%, 7/24/17+(a)(f)	323,002
500,000	Telefonica SA, Series TEF, 4.90%, 9/25/17+(a)	530,457

		853,459

Electrical Equipment (0.0%):
56,000	Suzlon Energy, Ltd., Series SUEL, 5.75%, 7/16/19(a)(e)(f)	61,600

Food Products (0.0%):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14(a)(c)(g)	2,000

Multi-Utilities (0.0%):
3,561	Dominion Resources, Inc., 6.38%, 7/1/17^(a)	170,216

Oil, Gas & Consumable Fuels (0.1%):
486,000	Cobalt International Energy, Inc., 2.63%, 12/1/19(a)	126,360
596,000	Cobalt International Energy, Inc., 3.13%, 5/15/24(a)	119,200
631,620	Dana Gas Sukuk, Ltd., 7.00%, 10/31/17(a)(f)	486,347

		731,907

Pharmaceuticals (0.1%):
700,000	Bayer Capital Corp. BV, 5.63%, 11/22/19+(a)(f)	973,186

Real Estate Management & Development (0.0%):
250,000	CapitaLand, Ltd., 1.95%, 10/17/23+(a)(f)	185,992

Wireless Telecommunication Services (0.2%):
6,358	Mandatory Exchange Trust, 5.75%, 6/1/19(a)	1,038,961

Total Convertible Bonds (Cost $4,943,518)		4,017,321

Bank Loans (0.2%):
Capital Markets (0.1%):
102,223	Sheridan Production Partners, 4.25%, 12/2/20(a)(e)	86,890
38,134	Sheridan Production Partners, 4.25%, 12/16/20(a)(e)	32,414
734,687	Sheridan Production Partners, 4.25%, 12/16/20(a)(e)	624,483

		743,787

Energy Equipment & Services (0.0%):
178,464	Drillships Financing Holdings, Inc., 5.50%, 3/31/21(a)(e)	114,440
373,668	Seadrill, Ltd., 4.00%, 2/21/21(a)(e)	237,653

		352,093

Hotels, Restaurants & Leisure (0.1%):
525,310	Hilton Worldwide Finance LLC, 3.50%, 10/25/20(a)(e)	526,681

Oil, Gas & Consumable Fuels (0.0%):
151,147	Fieldwood Energy LLC, 8.38%, 9/20/20(a)(e)	83,509
111,961	Fieldwood Holdings LLC, 0.00%, 8/31/20(a)(e)	104,404

		187,913

Total Bank Loans (Cost $2,198,148)		1,810,474

Contracts, Shares, Notional Amount or Principal Amount		Fair Value

Collateralized Mortgage Obligations (0.1%):
$459,000	Logistics UK, Class F, Series 2015-1A, 4.05%, 8/20/25(a)(b)(e)	$583,826

Total Collateralized Mortgage Obligations (Cost $690,565)		583,826

Corporate Bonds (2.1%):
Banks (0.4%):
163,000	Bank of America Corp., 2.60%, 1/15/19(a)	164,535
348,000	Bank of America Corp., 3.30%, 1/11/23, MTN(a)	354,855
325,000	Citigroup, Inc., 2.70%, 3/30/21(a)	327,157
149,000	Citigroup, Inc., 2.90%, 12/8/21, Callable 11/8/21 @ 100(a)	150,510
389,000	Citigroup, Inc., Series O, 5.87%, 12/29/49, Callable 3/27/20 @ 100^(a)(e)	408,531
449,000	JPMorgan Chase & Co., 2.30%, 8/15/21, Callable 8/15/20 @ 100(a)	446,387
137,000	JPMorgan Chase & Co., 4.35%, 8/15/21(a)	146,639
360,000	JPMorgan Chase & Co., 2.16%, 1/15/23, Callable 1/15/22 @ 100(a)(e)	362,182

		2,360,796

Biotechnology (0.1%):
353,000	AbbVie, Inc., 2.50%, 5/14/20, Callable 4/14/20 @ 100(a)	357,093
286,000	AbbVie, Inc., 2.30%, 5/14/21, Callable 4/14/21 @ 100(a)	285,290

		642,383

Capital Markets (0.2%):
1,033,000	Goldman Sachs Group, Inc., 2.60%, 12/27/20, Callable 12/27/19 @ 100(a)	1,038,500
321,000	Goldman Sachs Group, Inc. (The), Series L, 5.70%, 12/29/49, Callable 5/10/19 @ 100(a)(e)	334,081
337,000	Goldman Sachs Group, Inc. (The), Series M, 5.38%, 12/31/49, Callable 5/10/20 @ 100(a)(e)	354,119
238,000	Morgan Stanley, Series H, 5.45%, 7/29/49, Callable 7/15/19 @ 100^(a)(e)	246,449

		1,973,149

Chemicals (0.1%):
351,000	E.I. du Pont de Nemours & Co., 2.20%, 5/1/20(a)	352,905
195,000	Sherwin Williams Co., 2.25%, 5/15/20(a)	195,436
115,000	Sherwin Williams Co., 2.75%, 6/1/22, Callable 5/1/22 @ 100(a)	114,931

		663,272

Communications Equipment (0.0%):
53,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21(a)	60,221

Consumer Finance (0.2%):
203,000	Ally Financial, Inc., 3.50%, 1/27/19^(a)	205,791
209,000	American Express Co., Series C, 5.01%, 12/29/49, Callable 3/15/20 @ 100^(a)(e)	212,449
640,000	American Express Credit, 2.70%, 3/3/22, Callable 1/31/22 @ 100, MTN^(a)	645,896
264,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18(a)	270,753
200,000	Ford Motor Credit Co. LLC, 2.26%, 3/28/19(a)	200,545

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$132,000	General Motors Financial Co., Inc., 3.45%, 4/10/22, Callable 2/10/22 @ 100(a)	$134,165
87,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100(a)	89,360

		1,758,959

Diversified Financial Services (0.0%):
231,000	Berkshire Hathaway, Inc., 2.75%, 3/15/23, Callable 1/15/23 @ 100(a)	234,061

Diversified Telecommunication Services (0.4%):
648,000	AT&T, Inc., 3.00%, 6/30/22, Callable 4/30/22 @ 100(a)	648,335
1,576,000	Verizon Communications, 3.13%, 3/16/22^(a)	1,599,260
80,000	Verizon Communications, Inc., 2.45%, 11/1/22, Callable 8/1/22 @ 100^(a)	78,417
156,000	Verizon Communications, Inc., 2.63%, 8/15/26(a)	143,488

		2,469,500

Equity Real Estate Investment Trusts (0.0%):
140,000	American Tower Corp., 3.40%, 2/15/19(a)	142,925

Health Care Equipment & Supplies (0.1%):
135,000	Becton, Dickinson & Co., 2.68%, 12/15/19(a)	136,653
306,000	Becton, Dickinson & Co., 3.13%, 11/8/21^(a)	311,688
245,000	Becton, Dickinson & Co., 2.89%, 6/6/22, Callable 5/6/22 @ 100(a)	245,766
368,000	Medtronic, Inc., 3.15%, 3/15/22(a)	380,820

		1,074,927

Hotels, Restaurants & Leisure (0.0%):
231,000	Hilton Worldwide Finance LLC, 4.63%, 4/1/25, Callable 4/1/20 @ 102.31(a)(f)	238,219

Industrial Conglomerates (0.1%):
38,000	General Electric Capital Corp., Series A, 5.55%, 5/4/20, MTN(a)	41,743
196,000	General Electric Capital Corp., 6.38%, 11/15/67, Callable 11/15/17 @ 100(a)(e)	197,960
332,000	General Electric Co., Series D, 5.00%, 12/31/49, Callable 1/21/21 @ 100(a)(e)	352,385

		592,088

Insurance (0.0%):
184,000	Prudential Financial, Inc., 5.87%, 9/15/42, Callable 9/15/22 @ 100(a)(e)	205,012
122,000	Prudential Financial, Inc., 5.62%, 6/15/43, Callable 6/15/23 @ 100(a)(e)	134,048

		339,060

Internet Software & Services (0.0%):
163,000	eBay, Inc., 3.80%, 3/9/22, Callable 2/9/22 @ 100^(a)	170,335

Media (0.1%):
114,000	Cablevision Systems Corp., 5.88%, 9/15/22^(a)	119,843
265,000	CCO Holdings LLC/Capital Corp., 5.13%, 5/1/27, Callable 5/1/22 @ 102.56(a)(f)	270,962
47,150	Delta Topco, Ltd., 2.00%, 7/23/19(a)(b)(c)	70,187
200,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100(a)	212,572

		673,564

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Multiline Retail (0.0%):
$156,194	Neiman Marcus Group, Ltd., Inc., 0.00%, 10/25/20(a)(e)	$116,821

Oil, Gas & Consumable Fuels (0.0%):
254,386	Fieldwood Energy LLC, 0.00%, 9/30/20(a)(e)	200,329

Personal Products (0.0%):
179,000	Edgewell Personal Care Co., 4.70%, 5/19/21(a)	190,635
167,000	Edgewell Personal Care Co., 4.70%, 5/24/22(a)	178,273

		368,908

Pharmaceuticals (0.0%):
149,000	Forest Laboratories, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100(a)(f)	162,679
228,000	Mylan, Inc., 2.55%, 3/28/19(a)	229,646

		392,325

Real Estate Management & Development (0.1%):
473,000	Global Logistic Properties, Ltd., 3.88%, 6/4/25(a)(c)(f)	449,768

Semiconductors & Semiconductor Equipment (0.1%):
386,000	QUALCOMM, Inc., 3.00%, 5/20/22(a)	395,856
315,000	QUALCOMM, Inc., 2.60%, 1/30/23, Callable 12/30/22 @ 100(a)	313,851

		709,707

Software (0.1%):
80,000	Activision Blizzard, Inc., 2.30%, 9/15/21, Callable 8/15/21 @ 100(a)	79,479
502,000	Oracle Corp., 1.90%, 9/15/21, Callable 8/15/21 @ 100(a)	497,586

		577,065

Technology Hardware, Storage & Peripherals (0.1%):
544,000	Apple, Inc., 3.35%, 2/9/27, Callable 11/9/26 @ 100(a)	556,149
510,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100(a)	515,957

		1,072,106

Wireless Telecommunication Services (0.0%):
53,000	T-Mobile USA, Inc., 4.00%, 4/15/22, Callable 3/16/22 @ 100^(a)	55,157
210,000	T-Mobile USA, Inc., 6.00%, 4/15/24, Callable 4/15/19 @ 104.5(a)	224,700

		279,857

Total Corporate Bonds (Cost $17,327,281)		17,560,345

Foreign Bonds (4.8%):
Banks (0.1%):
330,000	Lloyds TSB Bank plc, Series E, 13.00%, 1/29/49, Callable 1/21/29 @ 126+(a)(e)	806,382

Sovereign Bond (4.7%):
1,976,000	Australian Government, Series 124, 5.75%, 5/15/21+(a)(f)	1,725,484
3,549,000	Australian Government, Series 128, 5.75%, 7/15/22+(a)(f)	3,187,180
598,000	Australian Government, Series 133, 5.50%, 4/21/23+(a)(f)	539,499

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bond, continued
$1,328,000	Australian Government, 3.00%, 3/21/47+(a)(f)	$928,398
2,485,000	Brazil Nota do Tesouro Nacional, Series NTNF, 10.00%, 1/1/18+(a)(h)	754,135
1,221,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 8/15/22+(a)(h)	1,147,131
6,378,000	Brazil Nota do Tesouro Nacional, Series NTNF, 0.20%, 1/1/23+(a)(h)	1,904,566
1,778,707	Bundesrepub. Deutshland, 0.40%, 8/15/26+(a)(f)	1,958,946
4,246,000	Canadian Government, 0.50%, 8/1/18+(a)	3,256,150
1,043,000	Canadian Government, 0.75%, 3/1/21+(a)	788,734
218,500,000	Japan Treasury Discount Bill, Series 362, 0.10%, 3/15/18+(a)	1,946,080
273,450,000	Japan Treasury Discount Bill, Series 369, 0.10%, 10/15/18+(a)	2,438,121
29,939,200	Mexican Bonos Desarr, 8.50%, 12/13/18+(a)(e)(i)	1,687,498
59,970,300	Mexican Bonos Desarr, Series M, 6.50%, 6/10/21+(a)(e)(i)	3,292,003
2,364,000	New Zealand Government, Series 0521, 6.00%, 5/15/21+(a)	1,960,913
3,897,000	Poland Government Bond, Series 0725, 3.25%, 7/25/25+(a)	1,060,813
3,922,000	Poland Government Bond, Series 0726, 2.50%, 7/25/26+(a)	1,000,325
12,960,000	Poland Government Bond, 2.50%, 7/25/27+(a)	3,255,133
217,000	Republic of Argentina, 3.88%, 1/15/22^+(a)(f)	246,264
488,000	Republic of Indonesia, 2.63%, 6/14/23+(a)(f)	584,758
3,995,000	Republic of Turkey, 11.00%, 3/2/22+(a)(e)	1,157,263
997,092	United Kingdom Treasury, 0.50%, 7/22/22+(a)	1,285,975
2,126,818	United Kingdom Treasury, 2.75%, 9/7/24+(a)(f)	3,119,091

		39,224,460

Total Foreign Bonds (Cost $39,470,494)		40,030,842

Yankee Dollars (1.3%):
Banks (0.3%):
485,000	BNP Paribas SA, 2.40%, 12/12/18(a)	489,108
273,000	Export-Import Bank of Korea, 2.63%, 12/30/20(a)	274,188
614,000	HSBC Holdings plc, 6.38%, 12/29/49, Callable 9/17/24 @ 100^(a)(e)	643,165
403,000	Intesa Sanpaolo SpA, 3.88%, 1/15/19(a)	412,942

		1,819,403

Capital Markets (0.0%):
207,000	UBS Group AG, 4.13%, 9/24/25(a)(f)	216,985

Diversified Telecommunication Services (0.1%):
272,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21, Callable 8/7/17 @ 102.5(a)	250,920
89,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24, Callable 2/15/19 @ 104(a)(f)	95,898
289,000	Telecom Italia SpA, 5.30%, 5/30/24^(a)(f)	309,953

		656,771

Food Products (0.0%):
408,000	Danone SA, 2.59%, 11/2/23, Callable 9/2/23 @ 100(a)(f)	398,076

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Hotels, Restaurants & Leisure (0.0%):
$107,000	1011778 BC ULC New Red Finance, Inc., 4.25%, 5/15/24, Callable 5/15/20 @ 102.13^(a)(f)	$106,325

Industrial Conglomerates (0.0%):
200,000	Odebrecht Finance, Ltd., 4.38%, 4/25/25(a)(f)	77,000

Oil, Gas & Consumable Fuels (0.2%):
634,000	Petrobras Global Finance, 6.13%, 1/17/22(a)	653,971
339,000	Petroleos Mexicanos, 4.88%, 3/11/22(a)(e)(f)	365,612
358,000	Petroleos Mexicanos, 4.63%, 9/21/23(a)	362,296

		1,381,879

Paper & Forest Products (0.1%):
1,018,000	TFS Corp., Ltd., 8.75%, 8/1/23, Callable 8/1/19 @ 106.56(a)(b)	763,500

Pharmaceuticals (0.0%):
300,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100(a)	309,245

Road & Rail (0.0%):
527,380	Inversiones Alsacia SA, 8.00%, 12/31/18, Callable 7/24/17 @ 100(a)(b)	18,458

Sovereign Bond (0.6%):
234,000	Federal Republic of Brazil, 4.88%, 1/22/21(a)	245,232
257,000	Federal Republic of Brazil, 2.63%, 1/5/23^(a)	238,046
279,000	Republic of Argentina, 6.88%, 4/22/21(a)	298,530
356,000	Republic of Argentina, 5.63%, 1/26/22^(a)	364,544
812,000	Republic of Argentina, 7.50%, 4/22/26^(a)	874,930
527,000	Republic of Argentina, 6.88%, 1/26/27^(a)	545,972
322,000	Republic of Hungary, 6.25%, 1/29/20(a)	352,268
894,000	Republic of Hungary, 6.38%, 3/29/21(a)	1,005,303
233,000	Republic of Indonesia, 6.88%, 1/17/18(a)(f)	239,058
200,000	Republic of Indonesia, 3.70%, 1/8/22(a)(f)	205,539
144,000	Republic of Poland, 5.00%, 3/23/22^(a)	159,840
461,000	Saudi International Bond, 2.38%, 10/26/21(a)(f)	453,624

		4,982,886

Total Yankee Dollars (Cost $11,312,800)		10,730,528

U.S. Treasury Obligations (10.9%):
U.S. Treasury Bills (4.3%)
8,000,000	0.38%, 7/6/17(a)(j)	7,999,496
6,000,000	0.60%, 7/13/17(a)(j)	5,998,710
7,382,000	0.66%, 7/20/17(a)(j)	7,379,276
14,000,000	0.85%, 8/17/17(a)(j)	13,984,180

		35,361,662

U.S. Treasury Notes (6.1%)
1,000,000	0.75%, 12/31/17(k)	997,995
893,300	1.13%, 7/31/21(a)	870,689
14,210,400	1.88%, 4/30/22(a)	14,207,629
14,545,600	1.75%, 5/31/22(a)	14,460,376
13,110,500	1.75%, 6/30/22(a)	13,025,492
8,260,200	2.25%, 2/15/27(a)	8,221,807

		51,783,988

U.S. Treasury Inflation Index Notes (0.5%)
3,842,600	0.38%, 1/15/27(a)	3,820,273

Total U.S. Treasury Obligations (Cost $91,049,117)		90,965,923

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Purchased Swaptions (0.0%):
Total Purchased Swaptions (Cost $184,799)		$134,714

Purchased Options (0.1%):
Total Purchased Options (Cost $1,518,547)		1,547,230

Exchange Traded Funds (1.8%):
$2,334	ETFS Platinum Trust(k)	206,209
2,764	ETFS Physical Palladium Shares(k)	223,025
61,700	iShares Gold Trust(k)	736,698
119,724	SPDR Gold Trust(d)(k)	14,129,826

Total Exchange Traded Fund (Cost $15,545,875)		15,295,758

Securities Held as Collateral for Securities on Loan (5.3%):
27,944,075	AZL MVP BlackRock Global Strategy Plus Fund Securities Lending Collateral Account(l)	27,944,075

Total Securities Held as Collateral for Securities on Loan (Cost $27,944,075)		27,944,075

Unaffiliated Investment Company (1.2%):
9,831,542	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.75%(j)	9,831,542

Total Unaffiliated Investment Company (Cost $9,831,542)		9,831,542

Affiliated Investment Companies (45.0%):
14,098,530	AZL MSCI Global Equity Index Fund	146,342,745
20,959,445	AZL Enhanced Bond Index Fund	228,248,352

Total Affiliated Investment Company (Cost $354,435,876)		374,591,097

Total Investment Securities (Cost $766,142,552)(m) — 100.2%		819,390,772
Net other assets (liabilities) — (0.2)%		13,921,834

Net Assets — 100.0%		$833,312,606

Percentages indicated are based on net assets as of June 30, 2017.

ADR—American Depositary Receipt

MTN—Medium Term Note

SPDR—Standard & Poor’s Depository Receipts

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017, was $27,069,390.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

(a)	These securities are held by the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”).

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2017, these securities represent 1.18% of the net assets of the fund.

(c)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2017. The total of all such securities represent 1.06% of the net assets of the fund.

(d)	All or a portion of this security has been pledged as collateral for open derivative positions.

(e)	Variable rate security. The rate presented represents the rate in effect at June 30, 2017. The date presented represents the final maturity date.

(f)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(g)	Defaulted bond.

(h)	Principal amount is stated in 1,000 Brazilian Real Units.

(i)	Principal amount is stated in 100 Mexican Peso Units.

(j)	The rate represents the effective yield at June 30, 2017.

(k)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”).

(l)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017.

(m)	See Federal Tax Information listed in the Notes to the Consolidated Financial Statements.

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2017:

Country	Percentage
Argentina	0.2%
Australia	1.0%
Belgium	0.3%
Bermuda	— %^
Brazil	0.6%
Canada	0.5%
Cayman Islands	— %^
Chile	— %^
China	0.2%
Czech Republic	— %^
European Community	— %^
Finland	0.2%
France	1.5%
Germany	1.1%
Guernsey	— %^
Hong Kong	0.5%
Hungary	0.1%
India	0.5%
Indonesia	0.2%
Ireland (Republic of)	0.2%
Italy	0.6%
Japan	4.7%

^	Represents less than 0.05%

Country	Percentage
Jersey	0.1%
Liberia	— %^
Luxembourg	0.1%
Mexico	0.7%
Netherlands	0.7%
New Zealand	0.2%
Poland	0.6%
Portugal	— %^
Republic of Korea (South)	0.3%
Saudi Arabia	0.1%
Singapore	0.1%
Spain	0.3%
Sweden	0.3%
Switzerland	0.5%
Taiwan, Province Of China	0.2%
Thailand	0.1%
Turkey	0.1%
United Arab Emirates	0.1%
United Kingdom	2.5%
United States	80.6%

100.0%

Securities Sold Short (-0.4%):(a)

At June 30, 2017, the funds securities sold short were as follows:

Security Description	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Bank of Montreal	$(459,273)	$(524,568)	$(65,295)
Caterpillar, Inc.	(578,141)	(636,271)	(58,130)
Procter & Gamble Co. (The)	(599,100)	(587,740)	11,360
ProLogis, Inc.	(787,709)	(927,568)	(139,859)
Royal Bank of Canada	(579,958)	(649,011)	(69,053)

	$(3,004,181)	$(3,325,158)	$(320,977)

Futures Contracts

Cash of $41,547,587 has been segregated to cover margin requirements for the following open contracts as of June 30, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
DJ EURO STOXX 50 September Futures (Euro)(a)	Short	9/15/17	(4)	$(156,728)	$4,928
NASDAQ 100 E-Mini September Futures (U.S. Dollar)(a)	Short	9/15/17	(32)	(3,617,760)	51,876
Nikkei 225 Index September Futures (Japanese Yen)(a)	Short	9/7/17	(6)	(535,257)	(1,753)
Russell 2000 Mini Index September Futures (U.S. Dollar)(a)	Short	9/15/17	(52)	(3,677,180)	(15,899)
S&P 500 Index E-Mini September Futures (U.S. Dollar)(a)	Short	9/15/17	(11)	(1,331,495)	9,282
S&P 500 Index E-Mini September Futures (U.S. Dollar)	Long	9/15/17	171	20,698,695	64,141
SGX NIFTY 50 Index July Futures (U.S. Dollar)(a)	Long	7/27/17	36	685,332	(2,485)
U.S. Treasury 10-Year Note September Futures	Long	9/20/17	165	20,712,656	(73,201)

Total					$36,889

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Option Contracts(a)

Over-the-counter options purchased as of June 30, 2017 were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date		Contracts	Fair Value
AFLAC, Inc.	Goldman Sachs	Call	85.00	USD	1/19/18	6,458	$6,213
Allstate Corp.	Goldman Sachs	Call	80.00	USD	1/19/18	2,374	24,007
BB&T Corp.	Goldman Sachs	Call	40.00	USD	1/19/18	4,610	28,533
BP plc	UBS Warburg	Call	40.00	USD	1/21/19	35,706	35,441
Capital One Financial Corp.	Goldman Sachs	Call	80.00	USD	1/19/18	4,719	34,730
Chevron Corp.	UBS Warburg	Call	125.00	USD	1/21/19	11,322	23,334
Citigroup,Inc.	Goldman Sachs	Call	42.00	USD	1/19/18	2,836	22,651
CME Group Inc.	Goldman Sachs	Call	115.00	USD	1/19/18	2,642	33,653
Conocophilips	UBS Warburg	Call	52.50	USD	1/21/19	18,525	43,119
E*Trade Financial Corp.	Goldman Sachs	Call	35.00	USD	1/19/18	10,104	52,523
Euro Stoxx 50 Index	Deutsche Bank	Call	3426.55	EUR	9/21/18	106	24,790
Euro Stoxx 50 Index	Citigroup Global Markets	Call	3650.00	EUR	12/15/17	333	18,019
Exxon Mobil Corp.	UBS Warburg	Call	95.00	USD	1/21/19	7,698	10,886
Fifth Third Bancorp	Goldman Sachs	Call	25.00	USD	1/19/18	7,529	18,606
Franklin Resources, Inc.	Goldman Sachs	Call	45.00	USD	1/19/18	10,902	30,000
MetLife, Inc.	Goldman Sachs	Call	52.50	USD	1/19/18	7,529	36,054
Munulife Financial Corp.	Goldman Sachs	Call	22.00	CAD	1/19/18	9,461	19,630
Occidental Petroleum Corp.	UBS Warburg	Call	75.00	USD	1/21/19	16,542	23,875
Royal Dutch Shell plc	UBS Warburg	Call	60.00	USD	1/21/19	20,381	29,098
Schlumberger, Ltd.	UBS Warburg	Call	90.00	USD	1/21/19	11,142	9,783
Suncor Energy, Inc.	UBS Warburg	Call	35.00	USD	1/21/19	24,040	30,965
SunTrust Banks, Inc.	Goldman Sachs	Call	55.00	USD	1/19/18	6,467	30,541
Synchrony Financial	Goldman Sachs	Call	35.00	USD	1/19/18	12,075	9,917
TD Ameritrade Holding Corp.	Goldman Sachs	Call	40.00	USD	1/19/18	12,170	59,657
The Charles Schwab Corp.	Goldman Sachs	Call	40.00	USD	1/19/18	7,529	38,949
Tokyo Stock Exchange Price Index	Goldman Sachs	Call	1600.00	JPY	7/14/17	130,490	25,538
Tokyo Stock Exchange Price Index	Societe Generale	Call	1600.00	JPY	8/10/17	131,986	39,038
Tokyo Stock Exchange Price Index	UBS Warburg	Call	1600.00	JPY	9/08/17	88,751	33,374
Total SA	UBS Warburg	Call	60.00	USD	1/21/19	24,551	21,456
Travelers Companies, Inc.	Goldman Sachs	Call	135.00	USD	1/19/18	4,416	7,617
Wells Fargo & Co.	Goldman Sachs	Call	55.00	USD	1/19/18	15,995	52,894

Total (Cost $751,921)							$874,891

Over-the-counter options written as of June 30, 2017 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Tokyo Stock Exchange Price Index	Societe Generale	Call	1700.00	JPY	8/10/17	131,985	$(2,406)
Tokyo Stock Exchange Price Index	UBS Warburg	Call	1750.00	JPY	9/08/17	88,751	(1,519)
BP plc	UBS Warburg	Put	25.00	USD	1/21/19	35,706	(32,893)
Chevron Corp.	UBS Warburg	Put	80.00	USD	1/21/19	11,322	(37,222)
Conocophilips	UBS Warburg	Put	35.00	USD	1/21/19	18,525	(42,968)
Euro Stoxx 50 Index	Deutsche Bank	Put	2586.07	EUR	9/21/18	106	(7,451)
Exxon Mobil Corp.	UBS Warburg	Put	60.00	USD	1/21/19	7,698	(13,432)
Occidental Petroleum Corp.	UBS Warburg	Put	45.00	USD	1/21/19	16,542	(38,738)
Royal Dutch Shell plc	UBS Warburg	Put	40.00	USD	1/21/19	20,381	(30,809)
Schlumberger, Ltd.	UBS Warburg	Put	60.00	USD	1/21/19	11,142	(56,981)
Suncor Energy, Inc.	UBS Warburg	Put	25.00	USD	1/21/19	24,040	(49,923)
Tokyo Stock Exchange Price Index	Goldman Sachs	Put	1475.00	JPY	7/14/17	65,246	(316)
Total SA	UBS Warburg	Put	40.00	USD	1/21/19	24,551	(49,452)

Total (Premiums $422,425)							$(364,110)

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Exchange-traded options purchased as of June 30, 2017 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
ETFS Physical Swiss Gold Shares(b)	Call	125.00	USD	9/15/17	13,298	$12,507
SPDR Gold Shares(b)	Call	121.00	USD	7/21/17	11,905	3,018
SPDR Gold Shares(b)	Call	123.00	USD	7/21/17	6,903	852
SPDR Gold Shares(b)	Call	121.00	USD	8/18/17	11,249	8,740
SPDR Gold Shares(b)	Call	122.00	USD	10/20/17	9,269	15,724
SPDR Gold Shares(b)	Call	120.00	USD	11/17/17	11,386	33,087
SPDR Gold Shares(b)	Call	120.00	USD	12/15/17	10,750	36,600
SPDR Gold Trust(b)	Call	140.00	USD	9/29/17	14,970	19,852
WYNN Resorts, Ltd.	Call	140.00	USD	9/15/17	4	2,350

Total (Cost $342,819)						$135,730

Exchange-traded options written as of June 30, 2017 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
ETFS Physical Swiss Gold Shares(b)	Call	140.00	USD	9/15/17	13,298	$(1,309)
SPDR Gold Shares(b)	Call	146.00	USD	10/20/17	93	(903)
SPDR Gold Shares(b)	Call	137.00	USD	11/17/17	113	(3,851)
SPDR Gold Shares(b)	Call	137.00	USD	12/15/17	10,750	(5,190)
SPDR Gold Shares(b)	Put	105.00	USD	10/20/17	93	(1,929)
SPDR Gold Shares(b)	Put	103.00	USD	11/17/17	113	(2,648)
SPDR Gold Trust(b)	Put	105.00	USD	9/29/17	14,970	(2,052)
WYNN Resorts, Ltd.	Put	125.00	USD	9/15/17	4	(1,970)

Total (Premiums $75,569)						$(19,852)

Over-the-counter currency options purchased as of June 30, 2017 were as follows:

Description	Counterparty	Strike Price		Expiration Date	Notional Amount	Fair Value
Brazilian Real Call Currency Option (BRL/USD)	BNP Paribas	3.19	USD	10/27/17	13,340	$87,131
European Dollar Put Currency Option (USD/EUR)	UBS Warburg	1.20	EUR	3/27/18	10,512,802	115,534
European Dollar Call Currency Option (USD/EUR)	Barclays Bank	1.19	EUR	5/18/18	53,161	108,223
European Dollar Call Currency Option (USD/EUR)	UBS Warburg	1.14	EUR	9/08/17	26,536	52,652
European Dollar Call Currency Option (USD/EUR)	BNP Paribas	1.14	EUR	9/14/17	26,626	46,540
European Dollar Call Currency Option (USD/EUR)	UBS Warburg	1.14	EUR	9/27/17	26,756	51,557
Great Britain Pound Call Currency Option (USD/GBP)	JPMorgan Chase	1.28	GBP	8/21/17	26,159	77,972

Total (Cost $423,807)						$539,609

Over-the-counter currency options written as of June 30, 2017 were as follows:

Description	Counterparty	Strike Price		Expiration Date	Notional Amount	Fair Value
Brazilian Real Call Currency Option (BRL/USD)	BNP Paribas	3.55	USD	10/27/17	(26,680)	$(41,096)
Great Britain Pound Call Currency Option (USD/GBP)	JPMorgan Chase	1.34	GBP	8/21/17	(52,318)	(18,937)
South African Call Currency Option (USD/ZAR)	Deutsche Bank	13.95	USD	8/24/17	(13,302)	(11,600)
Brazilian Real Put Currency Option (BRL/USD)	BNP Paribas	3.00	USD	10/27/17	(13,340)	(1,653)
European Dollar Put Currency Option (USD/EUR)	UBS Warburg	1.07	EUR	9/08/17	(26,536)	(890)

Total (Premiums $137,821)						$(74,176)

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Swaption Contracts

Over-the-counter interest rate swaptions purchased as of June 30, 2017 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate		Expiration Date	Notional Amount	Market Value
RTR 10Y Call 2.098 10/16/2017	Bank of America	Call	2.10	USD	10/16/17	537	$29,826
RTR USD 10Y C2.06 9/05/17	Bank of America	Call	2.06	USD	9/01/17	536	13,645
30-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Put	2.75	USD	5/02/18	126	46,322
5-Year Interest Rate, Pay 6-Month JPY LIBOR	Deutsche Bank	Put	1.07	JPY	4/04/18	1,006,980	103
RTP EUR 30Y P1.5 7/10/17	Goldman Sachs	Put	1.50	EUR	7/10/17	99	16,610
RTP EUR 5Y P0.463 10/03/17	Goldman Sachs	Put	0.46	EUR	10/03/17	1,060	28,208

Total (Cost $184,799)							$134,714

Over-the-counter interest rate swaptions written as of June 30, 2017 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Expiration Date		Notional Amount	Market Value
RTR 10Y Call 1.81 09/05/2017	Bank of America	Call	1.81	USD	9/05/17	(537)	$(2,398)
RTR 10Y Call 1.848 10/16/2017	Bank of America	Call	1.85	USD	10/16/17	(537)	(9,478)
5-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Put	2.50	USD	5/02/18	(575)	(29,568)
RTP 10Y Put 2.4205 10/16/2017	Bank of America	Put	2.42	USD	10/16/17	(537)	(46,857)
RTP 10Y Put 2.51 09/05/2017	Bank of America	Put	2.51	USD	9/05/17	(537)	(16,962)
RTP 5Y Put 0.763 10/03/2017	Goldman Sachs	Put	0.76	EUR	10/03/17	(1,060)	(6,721)
RTP USD 5Y Put 2.70 11/02/17	Goldman Sachs	Put	2.70	USD	11/02/17	(644)	(42,974)

Total (Premiums $140,318)							$(154,958)

Forward Currency Contracts

At June 30, 2017, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Deutsche Bank	9/29/17	499,000	$372,404	$382,978	$(10,574)
Australian Dollar	Goldman Sachs	10/12/17	1,264,000	932,472	969,948	(37,476)
Australian Dollar	Jefferies	10/12/17	1,282,000	946,475	983,760	(37,285)
New Zealand Dollar	UBS Warburg	9/7/17	1,388,000	958,261	1,015,499	(57,238)
New Zealand Dollar	JPMorgan Chase	10/19/17	1,430,000	983,124	1,045,360	(62,236)

				$4,192,736	$4,397,545	$(204,809)

Long Contracts:
European Euro	Deutsche Bank	8/31/17	1,270,000	$1,431,214	$1,455,083	$23,869
European Euro	UBS Warburg	9/14/17	1,270,000	1,433,130	1,456,220	23,090
European Euro	Goldman Sachs	10/12/17	931,000	1,059,438	1,069,198	9,760
European Euro	UBS Warburg	10/19/17	922,000	1,051,781	1,059,283	7,502
Norwegian Krone	Morgan Stanley	7/27/17	3,290,000	384,449	394,463	10,014

				$5,360,012	$5,434,247	$74,235

At June 30, 2017, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro/Polish Zloty	Deutsche Bank	926000 EUR	3,940,256 PLN	$1,040,436	$1,039,428	$(1,008)

				$1,040,436	$1,039,428	$(1,008)

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Centrally Cleared Credit Default Swap Agreements—Buy Protection(c)

At June 30, 2017, the Fund’s open centrally cleared credit default swap agreements were as follows:

Underlying Instrument	Clearing Agent	Expiration Date	Implied Credit Spread at June 30, 2017 (d)	Notional Amount (e)	Fixed Rate	Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 27	JPMorgan Chase	12/20/21	3.12%	$256,445	5.00%	$(19,166)	$(19,391)	$225
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 28	JPMorgan Chase	6/20/22	3.40%	403,931	5.00%	(27,703)	—	(27,703)

						$(46,869)	$(19,391)	$(27,478)

Over-the-Counter Currency Swap Agreements

At June 30, 2017, the Fund’s open over-the-counter currency swap agreements were as follows:

Pay/Receive	Fixed Rate	Expiration Date	Counterparty	Notional Amount (Local)		Value	Unrealized Appreciation/ (Depreciation)
Pay	1.963%	3/15/18	Bank of America	131,550,000	JPY	$(7,905)	$(7,905)
Pay	1.838%	3/15/18	Bank of America	86,950,000	JPY	(314)	(314)
Pay	2.012%	10/15/18	Bank of America	273,450,000	JPY	215,704	215,704

						$207,485	$207,485

Centrally Cleared Interest Rate Swap Agreements

At June 30, 2017, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Pay/ Receive	Floating Rate Index	Fixed Rate	Expiration Date	Clearing Agent	Notional Amount (Local)		Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
Pay	6-Month Euro Interbank Offer Rate (EURIBOR)	0.415%	3/7/23	JPMorgan Chase	4,684,846	EUR	$66	$9,376	$9,309
Receive	3-Month U.S. Dollar LIBOR BBA	2.403%	3/7/23	JPMorgan Chase	5,293,612	USD	71	73,872	73,801
Pay	6-Month Euro Interbank Offer Rate (EURIBOR)	0.373%	8/15/26	JPMorgan Chase	1,778,707	EUR	30	71,522	71,492
Pay	3-Month U.S. Dollar LIBOR BBA	3.027%	4/19/27	JPMorgan Chase	7,040,414	USD	—	(114,255)	(114,254)

								$40,515	$40,348

Over-the-Counter Total Return Swap Agreements

At June 30, 2017, the Fund’s open over-the-counter total return swap agreements were as follows:

Pay/Receive	Reference Entity	Expiration Date	Counterparty	Notional Amount (Local)		Unrealized Appreciation/ (Depreciation)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Paribas	181,560	EUR	$15,942
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Paribas	101,700	EUR	9,456
Pay	EURO Stoxx 50 Index Dividends December Futures	12/20/19	BNP Paribas	122,040	EUR	24,667
Pay	EURO Stoxx 50 Index Dividends December Futures	12/20/19	BNP Paribas	60,300	EUR	13,156
Pay	EURO Stoxx 50 Index Dividends December Futures	12/20/19	BNP Paribas	131,430	EUR	27,613
Pay	EURO Stoxx 50 Index Dividends December Futures	12/27/19	BNP Paribas	92,430	EUR	17,473
Pay	EURO Stoxx 50 Index Dividends December Futures	12/17/20	BNP Paribas	51,650	EUR	4,625
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas	106,900	EUR	10,050
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas	28,860	EUR	6,681
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas	106,700	EUR	23,491
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas	29,100	EUR	6,407

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Pay/Receive	Reference Entity	Expiration Date	Counterparty	Notional Amount (Local)		Unrealized Appreciation/ (Depreciation)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas	109,300	EUR	$14,732
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas	28,920	EUR	6,612
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas	67,410	EUR	15,508
Pay	EURO Stoxx 50 Index Dividends December Futures	12/23/20	BNP Paribas	28,800	EUR	6,749
Pay	EURO Stoxx 50 Index Dividends December Futures	12/17/21	BNP Paribas	56,450	EUR	(857)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/17/21	BNP Paribas	53,400	EUR	2,627
Pay	EURO Stoxx 50 Index Dividends December Futures	12/16/22	BNP Paribas	55,400	EUR	(1,313)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/22	BNP Paribas	54,450	EUR	(228)
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/30/18	BNP Paribas	20,025,000	JPY	16,939
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/30/18	BNP Paribas	19,830,600	JPY	18,668
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas	20,514,000	JPY	30,144
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas	10,312,500	JPY	14,579
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas	10,560,000	JPY	12,378
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/20	BNP Paribas	10,488,000	JPY	19,314
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/20	BNP Paribas	13,960,000	JPY	25,965
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/20	BNP Paribas	17,000,000	JPY	36,455
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas	15,520,000	JPY	13,658
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas	3,855,000	JPY	3,637
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas	7,655,000	JPY	7,763
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas	3,880,000	JPY	3,415
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas	4,215,000	JPY	436
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas	7,970,000	JPY	5,655
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas	4,260,000	JPY	382
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas	15,720,000	JPY	13,267
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas	7,950,000	JPY	5,833
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/23	BNP Paribas	4,230,000	JPY	1,218
Pay	S&P 500 Index Dividends December Futures	12/21/18	BNP Paribas	257,125	USD	29,975
Pay	S&P 500 Index Dividends December Futures	12/17/20	Goldman Sachs	107,944	USD	15,581
Pay	S&P 500 Index Dividends December Futures	12/17/21	BNP Paribas	133,513	USD	22,000

						$500,653

(a)	These securities are held by the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”).

(b)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”).

(c)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount of equal to the par value of the defaulted reference entity less its recovery value.

(d)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(e)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See accompanying notes to the consolidated financial statements.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Statement of Assets and Liabilities

June 30, 2017

Assets:
Investments in non-affiliates, at cost	$411,706,676
Investments in affiliates, at cost	354,435,876

Total Investment securities, at cost	$766,142,552

Investments in non-affiliates, at value*	$444,799,675
Investments in affiliates, at value	374,591,097

Total Investment securities, at value	$819,390,772

Segregated cash for collateral	42,138,902
Deposits with brokers for securities sold short	2,992,044
Interest and dividends receivable	1,443,801
Foreign currency, at value (cost $199,249)	199,234
Unrealized appreciation on forward currency contracts	74,235
Unrealized appreciation on swap agreements	718,755
Receivable for investments sold	3,943,861
Receivable for capital shares issued	6,296
Receivable for variation margin on swap agreements	19,026
Receivable for variation margin on futures contracts	11,431
Reclaims receivable	229,390

Total Assets	871,167,747

Liabilities:
Cash overdraft	118,954
Cash received as collateral for derivatives	2,180,000
Written options (Premiums received $776,133)	613,096
Unrealized depreciation on swap agreements	10,617
Unrealized depreciation on forward currency contracts	205,817
Payable for investments purchased	2,114,550
Payable for collateral received on loaned securities	27,944,075
Payable for capital shares redeemed	393,006
Securities sold short (Proceeds received $3,004,181)	3,325,158
Payable for variation margin on futures contracts	4,943
Payable for variation margin on swap agreements	11,764
Accrued foreign taxes	60,939
Manager fees payable	328,129
Administration fees payable	35,600
Distribution fees payable	86,398
Custodian fees payable	98,433
Administrative and compliance services fees payable	8,880
Transfer agent fees payable	3,478
Trustee fees payable	17,753
Other accrued liabilities	293,551

Total Liabilities	37,855,141

Net Assets	$833,312,606

Net Assets Consist of:
Capital	745,174,573
Accumulated net investment income/(loss)	(5,524,363)
Accumulated net realized gains/(losses) from investment transactions	40,902,614
Net unrealized appreciation/(depreciation) on investments	52,759,782

Net Assets	$833,312,606

Shares of beneficial interest (unlimited number of shares authorized, no par value)	39,746,162
Net Asset Value (offering and redemption price per share)	$20.97

*	Includes securities on loan of $26,689,037.

Consolidated Statement of Operations

For the Period Ended June 30, 2017

Investment Income:
Dividends	$3,356,556
Interest	1,483,191
Income from securities lending	81,251
Foreign withholding tax	(191,768)

Total Investment Income	4,729,230

Expenses:
Manager fees	1,956,939
Administration fees	143,777
Distribution fees — Class 2	515,514
Custodian fees	220,614
Administrative and compliance services fees	13,640
Transfer agent fees	8,341
Trustee fees	44,379
Professional fees	42,417
Shareholder reports	21,634
Dividends on securities sold short	17,554
Other expenses	52,204

Total expenses before reductions	3,037,013
Less expense contractually waived/reimbursed by the Manager	(2,040)

Net expenses	3,034,973

Net Investment Income/(Loss)	1,694,257

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	10,543,366
Net realized gains/(losses) from affiliated transactions	1,409,185
Net realized gains/(losses) on futures contracts	892,162
Net realized gains/(losses) on options contracts	1,472,054
Net realized gains (losses) on securities transactions held short	(15,216)
Net realized gains/(losses) on swap agreements	54,896
Net realized gains/(losses) on forward currency contracts	911,614
Change in net unrealized appreciation/depreciation on investments	33,863,132
Net Change in foreign taxes on unrealized gains/losses	(56,403)

Net Realized/Unrealized Gains/(Losses) on Investments	49,074,790

Change in Net Assets Resulting From Operations	$50,769,047

See accompanying notes to the consolidated financial statements.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,694,257	$6,962,255
Net realized gains/(losses) on investment transactions	15,268,061	(4,625,667)
Change in unrealized appreciation/depreciation on investments	33,806,729	24,523,262

Change in net assets resulting from operations	50,769,047	26,859,850

Distributions to Shareholders:
From net investment income	—	(21,857,180)
From net realized gains	—	(29,417,164)

Change in net assets resulting from distributions to shareholders	—	(51,274,344)

Capital Transactions:
Proceeds from shares issued	4,337,567	18,938,747
Proceeds from dividends reinvested	—	51,274,343
Value of shares redeemed	(36,313,361)	(61,642,093)

Change in net assets resulting from capital transactions	(31,975,794)	8,570,997

Change in net assets	18,793,253	(15,843,497)
Net Assets:
Beginning of period	814,519,353	830,362,850

End of period	$833,312,606	$814,519,353

Accumulated net investment income/(loss)	$(5,524,363)	$(7,218,620)

Share Transactions:
Shares issued	4,330,123	1,644,044
Dividends reinvested	—	4,565,836
Shares redeemed	(36,470,062)	(5,372,625)

Change in shares	(32,139,939)	837,255

See accompanying notes to the consolidated financial statements.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014		Year Ended December 31, 2013		January 10, 2012 to December 31, 2012 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.69		$11.69	$12.22	$12.02		$10.54		$10.00

Investment Activities:
Net Investment Income/(Loss)	0.10		0.10	0.07	0.10		0.05		0.11
Net Realized and Unrealized Gains/(Losses) on Investments	9.18		0.27	(0.26)	0.16		1.43		0.56

Total from Investment Activities	9.28		0.37	(0.19)	0.26		1.48		0.67

Dividends to Shareholders From:
Net Investment Income	—		(0.31)	(0.14)	—	%(b)	—		(0.12)
Net Realized Gains	—		(0.42)	(0.20)	(0.06)		—	%(b)	(0.01)

Total Dividends	—		(0.73)	(0.34)	(0.06)		—	%(b)	(0.13)

Net Asset Value, End of Period	$20.97		$11.33	$11.69	$12.22		$12.02		$10.54

Total Return(c)	6.26	%(d)	3.34%	(1.57)%	2.18%		14.08%		6.71	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$833,313		$814,519	$830,363	$818,435		$681,691		$326,544
Net Investment Income/(Loss)(e)	0.41%		0.85%	0.67%	0.96%		0.55%		2.01%
Expenses Before Reductions(e)(f)	0.73%		1.11%	1.18%	1.18%		1.21%		2.44%
Expenses Net of Reductions(e)	0.73%		1.11%	1.18%	1.18%		1.21%		2.37%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e)	0.73%		1.11%	1.18%	1.18	%(g)	1.21	%(g)	2.37	%(g)
Portfolio Turnover Rate(h)	19	%(d)	91%	64%	61%		40%		119	%(d)

(a)	Period from commencement of operations.

(b)	Less than $0.005.

(c)	The return includes reinvested dividends and fund level expenses, but excludes insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(h)	Portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the consolidated financial statements.

AZL MVP BlackRock Global Strategy Plus Fund

Notes to the Consolidated Financial Statements

June 30, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP BlackRock Global Strategy Plus Fund (formerly, AZL MVP BlackRock Global Allocation Fund) (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Consolidation of Subsidiaries

The Fund’s primary vehicle for gaining exposure to the commodities markets is through investment in the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments.

As of June 30, 2017, the Fund’s aggregate investment in the VIP Subsidiary was $417,732,269, representing 50.1% of the Fund’s net assets.

The VIP Subsidiary’s primary vehicle for gaining exposure to the commodities markets is through investments in the AZL Cayman Global Allocation Fund I, Ltd. (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the VIP Subsidiary formed in the Cayman Islands, which invests primarily in commodity-related instruments.

The Fund’s operations have been consolidated with the operations of the Subsidiary.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

AZL MVP BlackRock Global Strategy Plus Fund

Notes to the Consolidated Financial Statements

June 30, 2017 (Unaudited)

Floating Rate Loans

The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are variable and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. A Fund records an investment when the borrower withdraws money and records the interest as earned.

Short Sales

The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Bank Loans

The Fund may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate and, secondarily, the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Schedule of Portfolio of Investments.

All or a portion of any bank loans may be unfunded. The Schedule of Portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the Schedule of Portfolio must have funds sufficient to cover its contractual obligation.

Securities Lending

To generate additional income, the Fund may lend up to 33  1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2017 are presented on the Fund’s Consolidated Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $26 million for the period ended June 30, 2017.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $8,430 during the period ended June 30, 2017. These fees have been netted against “Income from securities lending” on the Consolidated Statement of Operations.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

AZL MVP BlackRock Global Strategy Plus Fund

Notes to the Consolidated Financial Statements

June 30, 2017 (Unaudited)

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

	Overnight and Continuous	Less than 30 Days	Between 30 & 90 Days	Greater than 90 Days	Total
Securities Lending Transactions
Common Stocks	$20,411,599	$2,263,948	$—	$—	$22,675,547
Corporate Debt Securities	5,025,367	—	—	—	5,025,367
Government Securities	243,161	—	—	—	243,161

Total Securities Lending Transactions	25,680,127	—	—	—	—

Total Borrowings	$25,680,127	$2,263,948	$—	$—	$27,944,075

Gross Amount of Recognized Liabilities for Securities Lending Transactions					$27,944,075

TBA Purchase and Sale Commitments

The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2017, no collateral had been posted by the Fund to counterparties for TBAs.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Consolidated Statement of Operations. The Fund ceased participation in the program in June 2014.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2017, the Fund engaged in such affiliated transactions at the current market price.

During the period ended June 30, 2017, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

The Fund is permitted to purchase and sell securities (“crosstrade”) from and to other Allianz Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each crosstrade is executed at the current market price in compliance with provisions of the Rule. For the period ended June 30, 2017, the Fund participated in following cross-trade transactions:

	Purchases	Sales	Realized (Gain/Loss)
AZL MVP BlackRock Global Strategy Plus Fund	$87,390	$—	$—

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2017, the Fund entered into forward currency contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The contract amount of forward currency contracts outstanding was $10.6 million as of June 30, 2017. The monthly average for these contracts was $29.2 million for the period ended June 30, 2017.

AZL MVP BlackRock Global Strategy Plus Fund

Notes to the Consolidated Financial Statements

June 30, 2017 (Unaudited)

Futures Contracts

During the period ended June 30, 2017, the Fund used futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $51.4 million as of June 30, 2017. The monthly average notional amount for these contracts was $54.2 million for the period ended June 30, 2017. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Consolidated Statement of Operations.

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2017, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts — The Fund pays a premium which is included in “Investments, at value” on the Consolidated Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts — The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

Realized gains and losses are reported as “Net realized gains/(losses) on options contracts” on the Consolidated Statement of Operations.

The Fund had the following transactions in purchased call and put options during the period ended June 30, 2017:

	Number of Contracts	Notional Amount(a)	Cost
Options outstanding at December 31, 2016	1,007,521	$1,147,383	$1,958,948
Options purchased	1,040,018	13,508,074	3,050,622
Options exercised	(25,608)	—	(191,910)
Options expired	(410,553)	(2,767,596)	(1,004,326)
Options closed	(872,255)	(193,143)	(2,109,988)

Options outstanding at June 30, 2017	739,123	$11,694,718	$1,703,346

The Fund had the following transactions in written call and put options during the period ended June 30, 2017:

	Number of Contracts	Notional Amount(a)	Premiums Received
Options outstanding at December 31, 2016	(154,919)	$(305,789)	$(902,304)
Options written	(785,531)	(4,457,552)	(1,709,440)
Options exercised	—	—	—
Options expired	110,949	1,649,358	635,912
Options closed	334,072	2,977,380	1,199,699

Options outstanding at June 30, 2017	(495,429)	$(136,603)	$(776,133)

(a)	Includes swaptions and currency options, as applicable.

Swap Agreements

The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Fund may enter into swap agreements to manage its exposure to market, interest rate, foreign currencies and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

AZL MVP BlackRock Global Strategy Plus Fund

Notes to the Consolidated Financial Statements

June 30, 2017 (Unaudited)

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Upon entering a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy its obligations to the Fund.

The notional amounts reflect the extent of the total investment exposure the Fund has under the swap agreement. The Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Consolidated Schedule of Portfolio Investments. The Fund is a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Fund, through the VIP Subsidiary or Cayman Subsidiary, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of June 30, 2017, the Fund entered into OTC and centrally cleared interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). The gross notional amount of interest rate swaps outstanding was $19.7 million as of June 30, 2017. The monthly average gross notional amount for interest rate swaps was $35.7 for the period ended June 30, 2017.

Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate. The gross notional amount of currency swaps outstanding was $4.4 million as of June 30, 2017. The monthly average gross notional amount for currency swaps was $4.3 million for the period ended June 30, 2017.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The gross notional amount of total return swaps outstanding was $4.4 million as of June 30, 2017. The monthly average gross notional amount for total return swaps was $3.9 for the period ended June 30, 2017.

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront, periodic, or daily stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront, periodic, or daily payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owed to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

As of June 30, 2017, the Fund entered into centrally cleared credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The gross notional amount of centrally cleared credit default swaps outstanding was $0.7 million as of June 30, 2017. The monthly average gross notional amount for credit default swaps was $1.2 million for the period ended June 30, 2017.

AZL MVP BlackRock Global Strategy Plus Fund

Notes to the Consolidated Financial Statements

June 30, 2017 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Consolidated Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2017:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk Exposure

Futures Contracts	Receivable for variation margin on futures contracts*	$56,803	Payable for variation margin on futures contracts*	$93,337

Option Contracts	Investment securities, at value (purchased options)	1,007,621	Written options	383,962

Total Return Swap Agreements	Unrealized appreciation on swap agreements	503,051	Unrealized depreciation on swap agreements	2,398

Credit Risk Exposure

Credit Default Swap Agreements	Unrealized appreciation on swap agreements*	225	Unrealized depreciation on swap agreements*	27,703

Interest Rate Risk

Interest Rate Swap Agreements	Unrealized appreciation on swap agreements	154,602	Unrealized depreciation on swap agreements*	114,254

Swaption Contracts	Investment securities, at value (purchased options)	134,714	Written options	154,958

Foreign Exchange Risk Exposure

Currency Swap Agreements	Unrealized appreciation on swap agreements	215,704	Unrealized depreciation on swap agreements	8,219

Forward Currency Contracts	Unrealized appreciation on forward currency contracts	74,235	Unrealized depreciation on forward currency contracts	205,817

Options Contracts	Investment securities, at value (purchased options)	539,609	Written options	74,176

*	Includes cumulative appreciation/depreciation of futures contracts and cumulative unrealized gain (loss) on these swap agreements as reported in the Consolidated Schedule of Portfolio Investments. Only current day’s variation margin for both futures contracts and these swap agreements are reported within the Consolidated Statement of Assets and Liabilities.

The following is a summary of the effect of derivative instruments on the Consolidated Statement of Operations, categorized by risk exposure, for the period ended June 30, 2017:

	Realized Gain/(Loss) on Derivatives Recognized as a Result from Operations				Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result from Operations
	Net Realized Gains\(Losses) on Futures Contracts	Net Realized Gains\(Losses) on Swap Agreements	Net Realized Gains\(Losses) on Option Contracts	Net Realized Gains\(Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation
Equity Risk Exposure	$891,403	$48,469	$1,249,771	$—	$(2,465,969)
Credit Risk Exposure	—	90,597	—	—	(81,100)
Interest Rate Risk Exposure	—	(130,609)	(149,078)	—	424,328
Foreign Exchange Rate Risk Exposure	—	46,439	371,360	911,614	(2,779,363)

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Consolidated Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at June 30, 2017. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Consolidated Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Consolidated Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2017.

At June 30, 2017, the Fund’s derivative assets and liabilities by type were as follows:

	Assets	Liabilities
Derivative Financial Instrument
Futures contracts	$11,150	$4,832
Options contracts*	1,681,944	613,096
Forward Currency contracts	74,235	205,817
Swap agreements	737,781	22,381

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	2,505,110	846,126
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(162,906)	(36,448)

Total assets and liabilities subject to a MNA	$2,342,204	$809,678

*	Includes option contracts purchased at value as reported in the Consolidated Statement of Assets and Liabilities.

AZL MVP BlackRock Global Strategy Plus Fund

Notes to the Consolidated Financial Statements

June 30, 2017 (Unaudited)

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under MNA and net of the related collateral received by the Fund as of June 30, 2017:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Derivative Assets
Bank of America	$259,175	$(83,914)	$—	$(175,261)	$—
Barclays Bank	108,223	—	—	(108,223)	—
BNP Paribas	621,141	(45,147)	—	(410,000)	165,994
Citigroup	18,019	—	—	(18,019)	—
Deutsche Bank	48,762	(30,633)	—	(18,129)	—
Goldman Sachs	648,194	(117,055)	—	(531,139)	—
Jefferies	—	—	—	—	—
JPMorgan Chase	77,972	(77,972)	—	—	—
Morgan Stanley	10,014	—	—	—	10,014
Societe Generale	39,038	(2,406)	—	(30,000)	6,632
UBS Warburg	511,666	(412,065)	—	—	99,601

Total	$2,342,204	$(769,192)	$—	$(1,290,771)	$282,241

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under MNA and net of the related collateral received by the Fund as of June 30, 2017:

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America	$83,914	$(83,914)	$—	$—	$—
Barclays Bank	—	—	—	—	—
BNP Paribas	45,147	(45,147)	—	—	—
Citigroup	—	—	—	—	—
Deutsche Bank	30,633	(30,633)	—	—	—
Goldman Sachs	117,055	(117,055)	—	—	—
Jefferies	37,285	—	—	—	37,285
JPMorgan Chase	81,173	(77,972)	—	(3,201)	—
Morgan Stanley	—	—	—	—	—
Societe Generale	2,406	(2,406)	—	—	—
UBS Warburg	412,065	(412,065)	—	—	—

Total	$809,678	$(769,192)	$—	$(3,201)	$37,285

*	The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Consolidated Statement of Assets and Liabilities.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Consolidated Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2018.

For the period ended June 30, 2017, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP BlackRock Global Strategy Plus Fund	0.10%	0.15%
AZL BlackRock Global Allocation Fund	0.75%	1.19%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Consolidated Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

AZL MVP BlackRock Global Strategy Plus Fund

Notes to the Consolidated Financial Statements

June 30, 2017 (Unaudited)

At June 30, 2017, the contractual reimbursements subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2019	Expires 12/31/2020	Total
AZL MVP BlackRock Global Strategy Plus Fund	$3,050	$2,040	$5,090

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Consolidated Statement of Operations. During the period ended June 30, 2017, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests and is paid a separate fee from the underlying funds for such services. At June 30, 2017, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Consolidated Schedule of Portfolio Investments. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2017 is as follows:

	Fair Value 12/31/16	Purchases at Cost	Proceeds from Sales	Net Realized Gain(Loss)	Fair Value 6/30/17	Dividend Income
AZL MSCI Global Equity Index Fund	$144,706,339	$—	$(13,540,627)	$1,409,229	$146,342,745	$—
AZL Enhanced Bond Index Fund	220,670,678	3,006,383	—	(45)	228,248,352	—

	$365,377,017	$3,006,383	$(13,540,627)	1,409,185	$374,591,097	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2017, $2,490 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2017, actual Trustee compensation was $435,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing

AZL MVP BlackRock Global Strategy Plus Fund

Notes to the Consolidated Financial Statements

June 30, 2017 (Unaudited)

price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. The Fund generally values index options at the average of the closing bid and ask quotations on the principal exchange on which the option is traded and are typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yields, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy. The Fund generally values index options at the average of the closing bid and ask quotations on the principal exchange on which the option is traded and are typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks
Aerospace & Defense	$258,140	$3,183,464	$—	$3,441,604
Airlines	3,397,205	1,348,998	—	4,746,203
Auto Components	83,210	5,644,748	—	5,727,958
Automobiles	513,218	3,956,754	—	4,469,972
Banks	7,691,301	7,280,784	—	14,972,085
Beverages	223,441	2,211,903	—	2,435,344
Biotechnology	3,257,074	354,796	—	3,611,870
Building Products	1,622,279	1,085,622	—	2,707,901
Capital Markets	3,591,336	810,094	—	4,401,430
Chemicals	5,757,211	6,082,593	—	11,839,804
Commercial Services & Supplies	—	121,584	—	121,584
Communications Equipment	1,217,840	1,402,685	—	2,620,525
Construction & Engineering	—	1,685,144	—	1,685,144
Construction Materials	—	141,951	—	141,951
Distributors	—	84,308	—	84,308
Diversified Financial Services	1,734,655	108,425	—	1,843,080
Diversified Telecommunication Services	1,795,645	4,528,080	—	6,323,725
Electric Utilities	1,975,132	1,620,666	—	3,595,798
Electrical Equipment	46,483	1,719,499	—	1,765,982
Electronic Equipment, Instruments & Components	517,751	1,621,018	—	2,138,769
Equity Real Estate Investment Trusts	134,536	803,768	—	938,304
Food & Staples Retailing	585,990	108,214	—	694,204
Food Products	197,156	5,785,683	—	5,982,839
Gas Utilities	—	1,490,421	—	1,490,421
Health Care Equipment & Supplies	1,984,337	1,229,292	—	3,213,629
Health Care Providers & Services	6,762,396	2,102,871	—	8,865,267
Hotels, Restaurants & Leisure	733,622	1,207,672	—	1,941,294
Household Durables	785,493	918,146	—	1,703,639
Industrial Conglomerates	231,422	3,324,983	—	3,556,405
Insurance	4,819,948	1,669,007	—	6,488,955
Internet Software & Services	6,135,765	—	1,152,907	7,288,672

AZL MVP BlackRock Global Strategy Plus Fund

Notes to the Consolidated Financial Statements

June 30, 2017 (Unaudited)

Investment Securities:	Level 1	Level 2	Level 3	Total

IT Services	$2,820,637	$899,377	$—	$3,720,014
Leisure Products	—	107,320	—	107,320
Machinery	127,643	4,381,204	—	4,508,847
Media	7,090,770	917,550	—	8,008,320
Metals & Mining	79,237	267,175	—	346,412
Multi-Utilities	855,935	2,187,615	—	3,043,550
Oil, Gas & Consumable Fuels	11,765,307	5,196,709	—	16,962,016
Personal Products	1,644,313	95,264	—	1,739,577
Pharmaceuticals	4,823,390	5,160,774	—	9,984,164
Professional Services	33,830	518,976	—	552,806
Real Estate Management & Development	919,388	4,124,706	—	5,044,094
Road & Rail	1,557,715	2,775,902	—	4,333,617
Semiconductors & Semiconductor Equipment	2,809,225	1,205,140	—	4,014,365
Software	2,952,533	1,477,049	3,692,504	8,122,086
Specialty Retail	5,313,153	162,032	—	5,475,185
Technology Hardware, Storage & Peripherals	4,735,776	100,805	—	4,836,581
Textiles, Apparel & Luxury Goods	1,437,418	646,123	—	2,083,541
Tobacco	102,769	554,873	—	657,642
Transportation Infrastructure	—	83,967	—	83,967
Wireless Telecommunication Services	741,622	3,172,260	—	3,913,882
Other Common Stocks+	9,192,803	—	—	9,192,803
Preferred Stocks
Banks	592,604	74,584	—	667,188
Health Care Providers & Services	—	857,903	437,532	1,295,435
Internet Software & Services	—	—	636,693	636,693
Software	—	—	930,418	930,418
Other Preferred Stocks+	1,651,234	—	—	1,651,234
Warrant	—	169	—	169
Convertible Preferred Stocks
Banks	—	171,774	—	171,774
Internet Software & Services	—	—	1,277,221	1,277,221
Private Placements	—	—	147,510	147,510
Convertible Bonds
Multi-Utilities	170,216	—	—	170,216
Other Convertible Bonds+	—	3,847,105	—	3,847,105
Bank Loans	—	1,810,474	—	1,810,474
Collateralized Mortgage Obligations	—	583,826	—	583,826
Corporate Bonds	—	17,560,345	—	17,560,345
Foreign Bonds	—	40,030,842	—	40,030,842
Yankee Dollars	—	10,730,528	—	10,730,528
U.S. Treasury Obligations	—	90,965,924	—	90,965,924
Purchased Swaptions	—	134,713	—	134,713
Purchased Options	2,350	1,544,880	—	1,547,230
Exchange Traded Fund	15,295,758	—	—	15,295,758
Securities Held as Collateral for Securities on Loan	—	27,944,075	—	27,944,075
Unaffiliated Investment Company	9,831,542	—	—	9,831,542
Affiliated Investment Company	374,591,097	—	—	374,591,097

Total Investment Securities	517,190,851	293,925,136	8,274,785	819,390,772

Securities Sold Short	(3,325,158)	—	—	(3,325,158)
Other Financial Instruments:*
Futures Contracts	36,889	—	—	36,889
Written Options	(1,970)	(456,168)	—	(458,138)
Written Swaptions	—	(154,958)	—	(154,958)
Forward Currency Contracts	—	(131,582)	—	(131,582)
Centrally Cleared Credit Default Swaps	—	(27,478)	—	(27,478)
Over-the-Counter Currency Swaps	—	207,485	—	207,485
Centrally Cleared Interest Rate Swaps	—	40,348	—	40,348
Over-the-Counter Total Return Swaps	—	500,653	—	500,653

Total Investments	$513,900,612	$293,903,436	$8,274,785	$816,078,833

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

AZL MVP BlackRock Global Strategy Plus Fund

Notes to the Consolidated Financial Statements

June 30, 2017 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2017, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP BlackRock Global Strategy Plus Fund	$220,945,891	$250,913,963

For the period ended June 30, 2017, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales
AZL MVP BlackRock Global Strategy Plus Fund	$134,797,872	$108,300,470

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2017 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
AliphCom, Inc., 12.00%, 4/1/20	4/27/15	$3,065,000	$3,065,000	$76,932	0.01%
Delta Topco, Ltd., 2.00%, 7/23/19	2/2/17	62,664	47,150	70,187	0.01%
Domo, Inc., Series E	4/1/15	1,218,214	144,482	1,277,221	0.15%
Dropbox, Inc.	1/28/14	1,827,985	95,700	1,149,357	0.14%
Grand Rounds, Inc.	3/31/15	399,608	143,925	437,532	0.05%
Inversiones Alsacia SA, 8.00%, 12/31/18, Callable 7/24/17 @ 100.00	12/22/14	420,057	527,380	18,458	0.00%
Jawbone	1/24/17	—	23,389	63,852	0.01%
Liberty Media Group, Class C	2/2/17	292,777	4,089	149,739	0.02%
Logistics UK, Series 2015-1A, Class F, 4.05%, 8/20/25	8/3/15	440,732	459,000	583,826	0.07%
Lookout, Inc.	3/4/15	63,364	5,547	3,550	0.00%
Lookout, Inc., Preferred Shares, Series F	9/19/14	730,222	63,925	636,693	0.08%
Palantir Technologies, Inc., Series I	3/27/14	712,042	116,157	930,418	0.11%
Project Samson BND Corp., 12.00%, 4/1/20	11/11/15	268,000	268,000	6,727	0.00%
TFS Corp., Ltd., 8.75%, 8/1/23, Callable 8/1/19 @ 106.56	7/20/16	2,106,000	1,018,000	763,500	0.09%
Uber Technologies, Inc.	3/21/14	1,063,120	68,532	3,692,504	0.44%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.

Commodities-Related Investment Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Fund. In the event these changes are adopted, or if there are changes in the tax treatment of the Fund’s direct and indirect investments in commodities, the Fund may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

AZL MVP BlackRock Global Strategy Plus Fund

Notes to the Consolidated Financial Statements

June 30, 2017 (Unaudited)

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Security Quality Risk (also known as “High Yield Risk”): The Fund may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2017 is $773,939,189. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$65,300,552
Unrealized (depreciation)	(19,848,969)

Net unrealized appreciation/(depreciation)	$45,451,583

As of the end of its tax year ended December 31, 2016, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs not subject to expiration:

	Short Term Amount	Long Term Amount	Total Amount
AZL MVP BlackRock Global Strategy Plus Fund	$—	$439,156	$439,156

The tax character of dividends paid to shareholders during the year ended December 31, 2016 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP BlackRock Global Strategy Plus Fund	$21,857,180	$29,417,164	$51,274,344

(a)	Total distributions paid may differ from the Consolidated Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP BlackRock Global Strategy Plus Fund	$10,112,824	$17,025,566	$(439,156)	$10,671,238	$37,370,472

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2017.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2017, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 25% of the Fund.

AZL MVP BlackRock Global Strategy Plus Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

10. Investment Company Reporting Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0617 08/17

AZL® MVP DFA Multi-Strategy Fund

Semi-Annual Report

June 30, 2017

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP DFA Multi-Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP DFA Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL MVP DFA Multi-Strategy Fund	$1,000.00	$1,055.00	$0.76	0.15%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL MVP DFA Multi-Strategy Fund	$1,000.00	$1,024.05	$0.75	0.15%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equities	45.1%
Fixed Income	37.9
International Equities	12.0

Total Investment Securities	95.0
Net other assets (liabilities)	5.0

Net Assets	100.0%

1

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
326,811	AZL DFA Emerging Markets Core Equity Fund	$3,258,307
2,441,087	AZL DFA Five-Year Global Fixed Income Fund	24,654,975
434,997	AZL DFA International Core Equity Fund	4,567,464
1,967,841	AZL DFA U.S. Core Equity Fund	22,767,922
568,179	AZL DFA U.S. Small Cap Fund	6,596,553

Total Affiliated Investment Companies (Cost $56,599,214)		61,845,221

Total Investment Securities (Cost $56,599,214)(a) — 95.0%		61,845,221
Net other assets (liabilities) — 5.0%		3,221,342

Net Assets — 100.0%		$65,066,563

Percentages indicated are based on net assets as of June 30, 2017.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $3,246,022 has been segregated to cover margin requirements for the following open contracts as of June 30, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/15/17	16	$1,936,720	$(6,004)
U.S. Treasury 10-Year Note September Futures	Long	9/20/17	10	1,255,313	(4,700)

Total					$(10,704)

See accompanying notes to the financial statements.

2

AZL MVP DFA Multi-Strategy Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investments in affiliates, at cost	$56,599,214

Investments in affiliates, at value	$61,845,221
Segregated cash for collateral	3,246,022
Dividends receivable	2,219
Receivable for capital shares issued	45,562
Receivable for affiliated investments sold	1,804

Total Assets	65,140,828

Liabilities:
Cash overdraft	1,804
Payable for capital shares redeemed	62,251
Manager fees payable	1,495
Administration fees payable	4,542
Custodian fees payable	360
Administrative and compliance services fees payable	282
Transfer agent fees payable	848
Trustee fees payable	612
Other accrued liabilities	2,071

Total Liabilities	74,265

Net Assets	$65,066,563

Net Assets Consist of:
Capital	$59,220,497
Accumulated net investment income/(loss)	244,741
Accumulated net realized gains/(losses) from investment transactions	366,022
Net unrealized appreciation/(depreciation) on investments	5,235,303

Net Assets	$65,066,563

Shares of beneficial interest (unlimited number of shares authorized, no par value)	5,955,381
Net Asset Value (offering and redemption price per share)	$10.93

Statement of Operations

For the Six Months Ended June 30, 2017

(Unaudited)

Investment Income:
Dividends	$11,974

Total Investment Income	11,974

Expenses:
Manager fees	60,300
Administration fees	27,574
Custodian fees	1,133
Administrative and compliance services fees	548
Transfer agent fees	2,699
Trustee fees	1,736
Professional fees	1,571
Shareholder reports	1,030
Other expenses	563

Total expenses before reductions	97,154
Less expenses voluntarily waived/reimbursed by the Manager	(30,149)
Less expense contractually waived/reimbursed by the Manager	(21,781)

Net expenses	45,224

Net Investment Income/(Loss)	(33,250)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	353,599
Net realized gains/(losses) on futures contracts	176,301
Change in net unrealized appreciation/depreciation on investments	2,684,754

Net Realized/Unrealized Gains/(Losses) on Investments	3,214,654

Change in Net Assets Resulting From Operations	$3,181,404

See accompanying notes to the financial statements.

3

AZL MVP DFA Multi-Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(33,250)	$270,935
Net realized gains/(losses) on investment transactions	529,900	(97,307)
Change in unrealized appreciation/depreciation on investments	2,684,754	3,344,944

Change in net assets resulting from operations	3,181,404	3,518,572

Distributions to Shareholders:
Capital Transactions:
Proceeds from shares issued	13,033,685	29,807,859
Value of shares redeemed	(4,474,173)	(6,088,076)

Change in net assets resulting from capital transactions	8,559,512	23,719,783

Change in net assets	11,740,916	27,238,355
Net Assets:
Beginning of period	53,325,647	26,087,292

End of period	$65,066,563	$53,325,647

Accumulated net investment income/(loss)	$244,741	$277,991

Share Transactions:
Shares issued	1,223,216	3,032,018
Shares redeemed	(417,007)	(628,886)

Change in shares	806,209	2,403,132

See accompanying notes to the financial statements.

4

AZL MVP DFA Multi-Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016	April 27, 2015 to December 31, 2015 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.36		$9.50	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.01)		0.05	(0.01)
Net Realized and Unrealized Gains/(Losses) on Investments	0.58		0.81	(0.49)

Total from Investment Activities	0.57		0.86	(0.50)

Net Asset Value, End of Period	$10.93		$10.36	$9.50

Total Return(b)	5.50	%(c)	9.05%	(5.00	)%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$65,067		$53,326	$26,087
Net Investment Income/(Loss)(d)	(0.11)%		0.71%	(0.14)%
Expenses Before Reductions*(d)(e)	0.32%		0.36%	0.52%
Expenses Net of Reductions*(d)	0.15%		0.15%	0.14%
Portfolio Turnover Rate	8	%(c)	15%	2	%(c)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP DFA Multi-Strategy Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2017, the Fund did not enter into any futures contracts. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are

6

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $3.2 million as of June 30, 2017. The monthly average notional amount for these contracts was $3.2 million for the period ended June 30, 2017. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2017:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$6,004

Interest Rate Risk Exposure

Interest Rate Contracts		—		4,700

*	For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2017:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk Exposure

Equity Contracts	Net realized gains/(losses) on futures contracts/ Change in unrealized appreciation/depreciation on investments	$157,872	$(6,534)

Interest Rate Risk Exposure

Interest Rate Contracts		18,429	(2,358)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2018. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2017, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP DFA Multi-Strategy Fund	0.20%	0.15%

*	The Manager voluntarily reduced the management fee to 0.10% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

At June 30, 2017, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2018	Expires 12/31/2019	Expires 12/31/2020	Total
AZL MVP DFA Multi-Strategy Fund	$32,620	$31,356	$21,781	$85,757

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

7

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2017, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2017 is as follows:

	Fair Value 12/31/16	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Fair Value 6/30/17	Dividend Income
AZL DFA Emerging Markets Core Equity Fund	$2,696,219	$354,232	$(298,067)	$(4,638)	$3,258,307	$—
AZL DFA Five-Year Global Fixed Income Fund	20,281,404	5,166,157	(1,112,167)	(4,299)	24,654,975	—
AZL DFA International Core Equity Fund	3,733,344	649,286	(367,778)	3,128	4,567,464	—
AZL DFA U.S. Core Equity Fund	18,526,385	4,375,033	(1,687,657)	201,297	22,767,922	—
AZL DFA U.S. Small Cap Fund	5,264,616	2,328,738	(1,110,537)	158,489	6,596,553	—

	$50,501,968	$12,873,446	$(4,576,206)	$353,977	$61,845,221	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2017, $306 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2017, actual Trustee compensation was $435,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

8

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$61,845,221	$—	$61,845,221

Total Investment Securities	61,845,221	—	61,845,221

Other Financial Instruments:*
Futures Contracts	(10,704)	—	(10,704)

Total Investments	$61,834,517	$—	$61,834,517

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2017, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP DFA Multi-Strategy Fund	$12,873,446	$4,576,206

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities for federal income tax purposes at June 30, 2017 is $56,855,015. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$5,246,007
Unrealized (depreciation)	(255,801)

Net unrealized appreciation/(depreciation)	$4,990,206

As of the latest tax year end December 31, 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP DFA Multi-Strategy Fund	$307,430	$39,764	$—	$2,317,468	$2,664,662

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2017, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 25% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized,

9

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0617 08/17

AZL® MVP Fusion Dynamic Balanced Fund

Semi-Annual Report

June 30, 2017

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fusion Dynamic Balanced Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Dynamic Balanced Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL MVP Fusion Dynamic Balanced Fund	$1,000.00	$1,062.30	$1.18	0.23%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL MVP Fusion Dynamic Balanced Fund	$1,000.00	$1,023.65	$1.15	0.23%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Fixed Income	47.5%
Domestic Equities	30.2
International Equities	17.4

Total Investment Securities	95.1
Net other assets (liabilities)	4.9

Net Assets	100.0%

1

AZL MVP Fusion Dynamic Balanced Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.1%):
3,692,302	AZL DFA International Core Equity Fund	$38,769,166
2,866,869	AZL DFA U.S. Core Equity Fund	33,169,673
1,436,314	AZL DFA U.S. Small Cap Fund	16,675,605
5,981,760	AZL Emerging Markets Equity Index Fund, Class 2	46,717,545
2,529,785	AZL Enhanced Bond Index Fund	27,549,356
2,573,948	AZL Gateway Fund	33,152,453
6,636,097	AZL International Index Fund, Class 2	107,106,613
10,702,523	AZL MetWest Total Return Bond Fund	110,021,936
732,011	AZL Mid Cap Index Fund, Class 2	16,638,607
10,651,019	AZL Pyramis® Total Bond Fund, Class 2	110,025,031
7,611,025	AZL Russell 1000 Growth Index Fund, Class 2	112,186,504
8,077,452	AZL Russell 1000 Value Index Fund, Class 2	112,841,997
385,246	AZL Small Cap Stock Index Fund, Class 2	5,624,594
5,213,526	PIMCO VIT Income Portfolio	55,263,370
10,779,636	PIMCO VIT Low Duration Portfolio	110,275,676
10,134,003	PIMCO VIT Total Return Portfolio	110,257,958

Total Affiliated Investment Companies (Cost $962,192,143)		1,046,276,084

Total Investment Securities (Cost $962,192,143)(a) — 95.1%		1,046,276,084
Net other assets (liabilities) — 4.9%		54,274,446

Net Assets — 100.0%		$1,100,550,530

Percentages indicated are based on net assets as of June 30, 2017.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $54,950,822 has been segregated to cover margin requirements for the following open contracts as of June 30, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/15/17	226	$27,356,170	$(84,652)
U.S. Treasury 10-Year Note September Futures	Long	9/20/17	218	27,365,813	(103,611)

Total					$(188,263)

See accompanying notes to the financial statements.

2

AZL MVP Fusion Dynamic Balanced Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investments in affiliates, at cost	$962,192,143

Investments in affiliates, at value	$1,046,276,084
Segregated cash for collateral	54,950,822
Dividends receivable	481,650
Receivable for variation margin on futures contracts	281
Receivable for affiliated investments sold	216,464

Total Assets	1,101,925,301

Liabilities:
Cash overdraft	660,780
Payable for capital shares redeemed	465,659
Payable for variation margin on futures contracts	111
Manager fees payable	182,247
Administration fees payable	9,561
Custodian fees payable	550
Administrative and compliance services fees payable	5,545
Transfer agent fees payable	1,143
Trustee fees payable	11,069
Other accrued liabilities	38,106

Total Liabilities	1,374,771

Net Assets	$1,100,550,530

Net Assets Consist of:
Capital	$879,857,726
Accumulated net investment income/(loss)	19,778,709
Accumulated net realized gains/(losses) from investment transactions	117,018,417
Net unrealized appreciation/(depreciation) on investments	83,895,678

Net Assets	$1,100,550,530

Shares of beneficial interest (unlimited number of shares authorized, no par value)	87,227,651
Net Asset Value (offering and redemption price per share)	$12.62

Statement of Operations

For the Six Months Ended June 30, 2017

(Unaudited)

Investment Income:
Dividends from affiliates	$2,291,038
Dividends	222,217

Total Investment Income	2,513,255

Expenses:
Manager fees	1,099,074
Administration fees	32,792
Custodian fees	1,754
Administrative and compliance services fees	10,080
Transfer agent fees	3,349
Trustee fees	32,818
Professional fees	28,920
Shareholder reports	16,230
Other expenses	12,505

Total expenses	1,237,522

Net Investment Income/(Loss)	1,275,733

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	18,037,993
Net realized gains/(losses) on futures contracts	2,954,256
Change in net unrealized appreciation/depreciation on investments	44,064,707

Net Realized/Unrealized Gains/(Losses) on Investments	65,056,956

Change in Net Assets Resulting From Operations	$66,332,689

See accompanying notes to the financial statements.

3

AZL MVP Fusion Dynamic Balanced Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,275,733	$16,768,863
Net realized gains/(losses) on investment transactions	20,992,249	111,861,582
Change in unrealized appreciation/depreciation on investments	44,064,707	(69,648,231)

Change in net assets resulting from operations	66,332,689	58,982,214

Distributions to Shareholders:
From net investment income	—	(25,843,598)
From net realized gains	—	(55,908,893)

Change in net assets resulting from distributions to shareholders	—	(81,752,491)

Capital Transactions:
Proceeds from shares issued	1,716,904	17,580,463
Proceeds from dividends reinvested	—	81,752,491
Value of shares redeemed	(69,622,634)	(145,808,871)

Change in net assets resulting from capital transactions	(67,905,730)	(46,475,917)

Change in net assets	(1,573,041)	(69,246,194)
Net Assets:
Beginning of period	1,102,123,571	1,171,369,765

End of period	$1,100,550,530	$1,102,123,571

Accumulated net investment income/(loss)	$19,778,709	$18,502,976

Share Transactions:
Shares issued	139,363	1,451,088
Dividends reinvested	—	6,975,468
Shares redeemed	(5,651,091)	(12,086,797)

Change in shares	(5,511,728)	(3,660,241)

See accompanying notes to the financial statements.

4

AZL MVP Fusion Dynamic Balanced Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$11.88		$12.15	$13.03	$12.62	$11.52	$10.55

Investment Activities:
Net Investment Income/(Loss)	0.03		0.20	0.24	0.15	0.12	0.17
Net Realized and Unrealized Gains/(Losses) on Investments	0.71		0.44	(0.42)	0.44	1.19	1.03

Total from Investment Activities	0.74		0.64	(0.18)	0.59	1.31	1.20

Dividends to Shareholders From:
Net Investment Income	—		(0.29)	(0.17)	(0.18)	(0.21)	(0.23)
Net Realized Gains	—		(0.62)	(0.53)	—	—	—

Total Dividends	—		(0.91)	(0.70)	(0.18)	(0.21)	(0.23)

Net Asset Value, End of Period	$12.62		$11.88	$12.15	$13.03	$12.62	$11.52

Total Return(a)	6.23	%(b)	5.40%	(1.27)%	4.59%	11.46%	11.39%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,100,551		$1,102,124	$1,171,370	$1,280,573	$1,282,663	$1,017,893
Net Investment Income/(Loss)(c)	0.23%		1.48%	1.80%	1.13%	1.27%	1.48%
Expenses Before Reductions*(c)(d)	0.23%		0.22%	0.22%	0.22%	0.22%	0.23%
Expenses Net of Reductions*(c)	0.23%		0.22%	0.22%	0.22%	0.21%	0.18%
Portfolio Turnover Rate(e)	9	%(b)	52%	11%	23%	6%	32%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

5

AZL MVP Fusion Dynamic Balanced Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Dynamic Balanced Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2017, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the

6

AZL MVP Fusion Dynamic Balanced Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $54.7 million as of June 30, 2017. The monthly average notional amount for these contracts was $55.3 million for the period ended June 30, 2017. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2017:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$84,652

Interest Rate Risk Exposure

Interest Rate Contracts		—		103,611

*	For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2017:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk Exposure

Equity Contracts	Net realized gains/(losses) on futures contracts/ Change in unrealized appreciation/depreciation on investments	$2,559,057	$(114,237)

Interest Rate Risk Exposure

Interest Rate Contracts		395,199	31,051

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2018. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2017, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Fusion Dynamic Balanced Fund	0.20%	0.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2017, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2017, there were no voluntary waivers.

7

AZL MVP Fusion Dynamic Balanced Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2017, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2017 is as follows:

	Fair Value 12/31/16	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Fair Value 6/30/17	Dividend Income
AZL DFA International Core Equity Fund	$39,543,825	$—	$(5,955,720)	$(57,014)	$38,769,166	$—
AZL DFA U.S. Core Equity Fund	33,830,315	—	(3,187,469)	356,796	33,169,673	—
AZL DFA U.S. Small Cap Fund	17,397,011	—	(1,003,270)	132,600	16,675,605	—
AZL Emerging Markets Equity Fund, Class 2	32,163,373	13,775,800	(5,490,545)	(73,381)	46,717,545	—
AZL Enhanced Bond Index Fund	80,864,521	—	(54,629,272)	(908,582)	27,549,356	—
AZL Gateway Fund	22,771,561	10,870,000	(1,693,886)	225,005	33,152,453	—
AZL International Index Fund, Class 2	94,928,827	13,786,800	(15,061,337)	4,173,661	107,106,613	—
AZL MetWest Total Return Bond Fund	108,689,445	157,000	(1,091,817)	12,478	110,021,936	—
AZL Mid Cap Index Fund, Class 2	44,835,598	—	(30,565,172)	6,668,885	16,638,607	—
AZL Pyramis® Total Bond Fund	108,691,698	155,900	(1,846,991)	54,293	110,025,031	—
AZL Russell 1000 Growth Index Fund	112,766,586	362,275	(15,448,148)	3,956,940	112,186,504	—
AZL Russell 1000 Value Index Fund	112,980,337	1,332,700	(6,363,424)	1,794,829	112,841,997	—
AZL Small Cap Stock Index Fund, Class 2	17,436,434	—	(12,142,155)	1,632,717	5,624,594	—
PIMCO VIT Income Portfolio	56,097,198	619,149	(3,650,987)	97,136	55,263,370	619,149
PIMCO VIT Low Duration Portfolio	55,631,939	55,496,079	(745,576)	(34,764)	110,275,676	547,379
PIMCO VIT Total Return Portfolio	109,124,850	1,256,110	(2,587,345)	6,392	110,257,958	1,124,510

	$1,047,753,518	$97,811,813	$(161,463,114)	$18,037,993	$1,046,276,084	$2,291,038

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2017, $5,805 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2017, actual Trustee compensation was $435,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

8

AZL MVP Fusion Dynamic Balanced Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$1,046,276,084	$—	$1,046,276,084

Total Investment Securities	1,046,276,084	—	1,046,276,084

Other Financial Instruments:*
Futures Contracts	(188,263)	—	(188,263)

Total Investments	$1,046,087,821	$—	$1,046,087,821

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2017, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Fusion Dynamic Balanced Fund	$97,811,813	$161,463,114

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities for federal income tax purposes at June 30, 2017 is $965,306,495. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$86,643,403
Unrealized (depreciation)	(5,673,814)

Net unrealized appreciation/(depreciation)	$80,969,589

The tax character of dividends paid to shareholders during the year ended December 31, 2016 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Fusion Dynamic Balanced Fund	$25,843,598	$55,908,893	$81,752,491

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

9

AZL MVP Fusion Dynamic Balanced Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

At December 31, 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Fusion Dynamic Balanced Fund	$18,502,974	$99,533,602	$—	$36,323,537	$154,360,113

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2017, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 25% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0617 08/17

AZL® MVP Fusion Dynamic Conservative Fund

Semi-Annual Report

June 30, 2017

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fusion Dynamic Conservative Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Dynamic Conservative Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL MVP Fusion Dynamic Conservative Fund	$1,000.00	$1,048.80	$1.22	0.24%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL MVP Fusion Dynamic Conservative Fund	$1,000.00	$1,023.60	$1.20	0.24%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Fixed Income	61.8%
Domestic Equities	22.3
International Equities	11.1

Total Investment Securities	95.2
Net other assets (liabilities)	4.8

Net Assets	100.0%

1

AZL MVP Fusion Dynamic Conservative Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.2%):
661,887	AZL DFA International Core Equity Fund	$6,949,817
359,625	AZL DFA U.S. Core Equity Fund	4,160,866
240,338	AZL DFA U.S. Small Cap Fund	2,790,328
796,887	AZL Emerging Markets Equity Index Fund, Class 2	6,223,685
1,202,683	AZL Enhanced Bond Index Fund	13,097,220
537,492	AZL Gateway Fund	6,922,898
1,070,225	AZL International Index Fund, Class 2	17,273,439
3,490,490	AZL MetWest Total Return Bond Fund	35,882,235
183,190	AZL Mid Cap Index Fund, Class 2	4,163,910
3,474,235	AZL Pyramis® Total Bond Fund, Class 2	35,888,850
1,421,459	AZL Russell 1000 Growth Index Fund, Class 2	20,952,308
1,511,663	AZL Russell 1000 Value Index Fund, Class 2	21,117,932
96,225	AZL Small Cap Stock Index Fund, Class 2	1,404,884
1,568,576	PIMCO VIT Income Portfolio	16,626,909
3,245,442	PIMCO VIT Low Duration Portfolio	33,200,871
3,305,096	PIMCO VIT Total Return Portfolio	35,959,448

Total Affiliated Investment Companies (Cost $248,311,719)		262,615,600

Total Investment Securities (Cost $248,311,719)(a) — 95.2%		262,615,600
Net other assets (liabilities) — 4.8%		13,328,395

Net Assets — 100.0%		$275,943,995

Percentages indicated are based on net assets as of June 30, 2017.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $13,787,483 has been segregated to cover margin requirements for the following open contracts as of June 30, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/15/17	39	$4,720,755	$(14,451)
U.S. Treasury 10-Year Note September Futures	Long	9/20/17	71	8,912,719	(33,339)

Total					$(47,790)

See accompanying notes to the financial statements.

2

AZL MVP Fusion Dynamic Conservative Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investments in affiliates, at cost	$248,311,719

Investments in affiliates, at value	$262,615,600
Segregated cash for collateral	13,787,483
Dividends receivable	147,670
Receivable for affiliated investments sold	146,881

Total Assets	276,697,634

Liabilities:
Cash overdraft	285,205
Payable for capital shares redeemed	405,503
Manager fees payable	45,519
Administration fees payable	4,955
Custodian fees payable	335
Administrative and compliance services fees payable	1,134
Transfer agent fees payable	819
Trustee fees payable	2,241
Other accrued liabilities	7,928

Total Liabilities	753,639

Net Assets	$275,943,995

Net Assets Consist of:
Capital	$244,071,382
Accumulated net investment income/(loss)	5,397,753
Accumulated net realized gains/(losses) from investment transactions	12,218,769
Net unrealized appreciation/(depreciation) on investments	14,256,091

Net Assets	$275,943,995

Shares of beneficial interest (unlimited number of shares authorized, no par value)	22,122,354
Net Asset Value (offering and redemption price per share)	$12.47

Statement of Operations

For the Six Months Ended June 30, 2017

(Unaudited)

Investment Income:
Dividends from affiliates	$729,117
Dividends	55,895

Total Investment Income	785,012

Expenses:
Manager fees	274,595
Administration fees	27,502
Custodian fees	1,193
Administrative and compliance services fees	2,354
Transfer agent fees	2,728
Trustee fees	7,686
Professional fees	6,754
Shareholder reports	3,900
Other expenses	2,802

Total expenses	329,514

Net Investment Income/(Loss)	455,498

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	2,143,621
Net realized gains/(losses) on futures contracts	567,705
Change in net unrealized appreciation/depreciation on investments	10,084,252

Net Realized/Unrealized Gains/(Losses) on Investments	12,795,578

Change in Net Assets Resulting From Operations	$13,251,076

See accompanying notes to the financial statements.

3

AZL MVP Fusion Dynamic Conservative Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$455,498	$4,534,126
Net realized gains/(losses) on investment transactions	2,711,326	11,967,901
Change in unrealized appreciation/depreciation on investments	10,084,252	(2,100,279)

Change in net assets resulting from operations	13,251,076	14,401,748

Distributions to Shareholders:
From net investment income	—	(6,400,135)
From net realized gains	—	(8,746,642)

Change in net assets resulting from distributions to shareholders	—	(15,146,777)

Capital Transactions:
Proceeds from shares issued	5,192,867	54,291,335
Proceeds from dividends reinvested	—	15,146,777
Value of shares redeemed	(20,388,644)	(59,139,549)

Change in net assets resulting from capital transactions	(15,195,777)	10,298,563

Change in net assets	(1,944,701)	9,553,534
Net Assets:
Beginning of period	277,888,696	268,335,162

End of period	$275,943,995	$277,888,696

Accumulated net investment income/(loss)	$5,397,753	$4,942,255

Share Transactions:
Shares issued	421,192	4,563,032
Dividends reinvested	—	1,281,453
Shares redeemed	(1,668,882)	(4,973,216)

Change in shares	(1,247,690)	871,269

See accompanying notes to the financial statements.

4

AZL MVP Fusion Dynamic Conservative Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$11.89		$11.93	$12.63	$12.53	$11.99	$11.05

Investment Activities:
Net Investment Income/(Loss)	0.03		0.19	0.25	0.16	0.16	0.14
Net Realized and Unrealized Gains/(Losses) on Investments	0.55		0.44	(0.35)	0.44	0.78	1.10

Total from Investment Activities	0.58		0.63	(0.10)	0.60	0.94	1.24

Dividends to Shareholders From:
Net Investment Income	—		(0.28)	(0.17)	(0.19)	(0.27)	(0.20)
Net Realized Gains	—		(0.39)	(0.43)	(0.31)	(0.13)	(0.10)

Total Dividends	—		(0.67)	(0.60)	(0.50)	(0.40)	(0.30)

Net Asset Value, End of Period	$12.47		$11.89	$11.93	$12.63	$12.53	$11.99

Total Return(a)	4.88	%(b)	5.32%	(0.77)%	4.81%	7.96%	11.27%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$275,944		$277,889	$268,335	$271,443	$265,232	$253,325
Net Investment Income/(Loss)(c)	0.33%		1.63%	2.09%	1.25%	1.29%	1.65%
Expenses Before Reductions*(c)(d)	0.24%		0.24%	0.24%	0.24%	0.24%	0.25%
Expenses Net of Reductions*(c)	0.24%		0.24%	0.24%	0.24%	0.22%	0.20%
Portfolio Turnover Rate(e)	10	%(b)	62%	16%	36%	15%	36%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

5

AZL MVP Fusion Dynamic Conservative Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Dynamic Conservative Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

6

AZL MVP Fusion Dynamic Conservative Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Futures Contracts

During the period ended June 30, 2017, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $13.6 million as of June 30, 2017. The monthly average notional amount for these contracts was $13.7 million for the period ended June 30, 2017. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2017:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$14,451

Interest Rate Risk Exposure

Interest Rate Contracts		—		33,339

*	For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2017:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk Exposure

Equity Contracts	Net realized gains/(losses) on futures contracts/ Change in unrealized appreciation/depreciation on investments	$442,543	$(18,650)

Interest Rate Risk Exposure

Interest Rate Contracts		125,162	7,164

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2018. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2017, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Fusion Dynamic Conservative Fund	0.20%	0.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2017, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2017, there were no voluntary waivers.

7

AZL MVP Fusion Dynamic Conservative Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2017, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2017 is as follows:

	Fair Value 12/31/16	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Fair Value 6/30/17	Dividend Income
AZL DFA International Core Equity Fund	$6,991,694	$71,084	$(1,031,162)	$80,283	$6,949,817	$—
AZL DFA U.S. Core Equity Fund	4,129,311	29,363	(309,348)	35,126	4,160,866	—
AZL DFA U.S. Small Cap Fund	2,752,679	97,868	(107,789)	7,784	2,790,328	—
AZL Emerging Markets Equity Fund, Class 2	4,077,330	2,170,794	(822,239)	25,744	6,223,685	—
AZL Enhanced Bond Index Fund	27,227,225	114,159	(14,706,619)	(249,902)	13,097,220	—
AZL Gateway Fund	4,114,793	2,768,051	(191,613)	14,891	6,922,898	—
AZL International Index Fund, Class 2	15,347,118	2,428,117	(2,662,588)	425,690	17,273,439	—
AZL MetWest Total Return Bond Fund	36,249,988	327,834	(1,439,231)	(3,103)	35,882,235	—
AZL Mid Cap Index Fund, Class 2	8,263,574	86,174	(4,634,833)	821,271	4,163,910	—
AZL Pyramis® Total Bond Fund	36,250,115	288,214	(1,640,101)	22,954	35,888,850	—
AZL Russell 1000 Growth Index Fund	20,935,518	747,837	(3,419,718)	282,254	20,952,308	—
AZL Russell 1000 Value Index Fund	20,974,784	1,245,736	(2,015,980)	347,614	21,117,932	—
AZL Small Cap Stock Index Fund, Class 2	4,129,057	91,011	(2,897,148)	382,313	1,404,884	—
PIMCO VIT Income Portfolio	16,764,247	243,099	(1,036,417)	27,247	16,626,909	184,810
PIMCO VIT Low Duration Portfolio	19,555,728	14,245,188	(567,736)	(27,286)	33,200,871	177,237
PIMCO VIT Total Return Portfolio	36,306,623	707,778	(1,861,116)	(49,259)	35,959,448	367,069

	$264,069,784	$25,662,307	$(39,343,638)	$2,143,621	$262,615,600	$729,117

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2017, $1,456 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2017, actual Trustee compensation was $435,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

8

AZL MVP Fusion Dynamic Conservative Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$262,615,600	$—	$262,615,600

Total Investment Securities	262,615,600	—	262,615,600

Other Financial Instruments:*
Futures Contracts	(47,790)	—	(47,790)

Total Investments	$262,567,810	$—	$262,567,810

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2017, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Fusion Dynamic Conservative Fund	$25,662,307	$39,343,638

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities for federal income tax purposes at June 30, 2017 is $249,879,511. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$15,099,048
Unrealized (depreciation)	(2,362,959)

Net unrealized appreciation/(depreciation)	$12,736,089

The tax character of dividends paid to shareholders during the year ended December 31, 2016 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Fusion Dynamic Conservative Fund	$6,400,135	$8,746,642	$15,146,777

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

9

AZL MVP Fusion Dynamic Conservative Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

As of the latest tax year end December 31, 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Fusion Dynamic Conservative Fund	$5,491,942	$10,681,963	$—	$2,447,632	$18,621,537

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2017, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 25% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0617 08/17

AZL® MVP Fusion Dynamic Moderate Fund

Semi-Annual Report

June 30, 2017

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fusion Dynamic Moderate Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Dynamic Moderate Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL MVP Fusion Dynamic Moderate Fund	$1,000.00	$1,069.80	$1.13	0.22%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL MVP Fusion Dynamic Moderate Fund	$1,000.00	$1,023.70	$1.10	0.22%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Fixed Income	38.3%
Domestic Equities	35.3
International Equities	22.3

Total Investment Securities	95.9
Net other assets (liabilities)	4.1

Net Assets	100.0%

1

AZL MVP Fusion Dynamic Moderate Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.9%):
11,410,947	AZL DFA International Core Equity Fund	$119,814,942
5,219,000	AZL DFA U.S. Core Equity Fund	60,383,835
4,104,771	AZL DFA U.S. Small Cap Fund	47,656,391
16,835,053	AZL Emerging Markets Equity Index Fund, Class 2	131,481,763
5,520,330	AZL Enhanced Bond Index Fund	60,116,389
6,489,534	AZL Gateway Fund	83,585,202
16,916,860	AZL International Index Fund, Class 2	273,038,119
18,924,749	AZL MetWest Total Return Bond Fund	194,546,418
2,654,356	AZL Mid Cap Index Fund, Class 2	60,333,516
18,832,657	AZL Pyramis® Total Bond Fund, Class 2	194,541,343
19,229,480	AZL Russell 1000 Growth Index Fund, Class 2	283,442,531

Shares		Fair Value
Affiliated Investment Companies, continued
20,472,285	AZL Russell 1000 Value Index Fund, Class 2	$285,997,823
853,233	AZL Small Cap Stock Index Fund, Class 2	12,457,200
9,050,416	PIMCO VIT Income Portfolio	95,934,408
15,485,907	PIMCO VIT Low Duration Portfolio	158,420,832
17,917,422	PIMCO VIT Total Return Portfolio	194,941,545

Total Affiliated Investment Companies (Cost $2,052,032,844)		2,256,692,257

Total Investment Securities (Cost $2,052,032,844)(a) — 95.9%		2,256,692,257
Net other assets (liabilities) — 4.1%		97,245,765

Net Assets — 100.0%		$2,353,938,022

Percentages indicated are based on net assets as of June 30, 2017.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $98,555,036 has been segregated to cover margin requirements for the following open contracts as of June 30, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/15/17	488	$59,069,960	$(181,310)
U.S. Treasury 10-Year Note September Futures	Long	9/20/17	313	39,291,281	(146,316)

Total					$(327,626)

See accompanying notes to the financial statements.

2

AZL MVP Fusion Dynamic Moderate Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investments in affiliates, at cost	$2,052,032,844

Investments in affiliates, at value	$2,256,692,257
Segregated cash for collateral	98,555,036
Dividends receivable	803,357
Receivable for variation margin on futures contracts	293
Receivable for affiliated investments sold	1,125,150

Total Assets	2,357,176,093

Liabilities:
Cash overdraft	1,861,748
Payable for capital shares redeemed	865,200
Payable for variation margin on futures contracts	221
Manager fees payable	390,048
Administration fees payable	13,697
Custodian fees payable	904
Administrative and compliance services fees payable	10,869
Transfer agent fees payable	1,256
Trustee fees payable	21,749
Other accrued liabilities	72,379

Total Liabilities	3,238,071

Net Assets	$2,353,938,022

Net Assets Consist of:
Capital	$1,884,086,808
Accumulated net investment income/(loss)	38,283,528
Accumulated net realized gains/(losses) from investment transactions	227,235,899
Net unrealized appreciation/(depreciation) on investments	204,331,787

Net Assets	$2,353,938,022

Shares of beneficial interest (unlimited number of shares authorized, no par value)	189,712,472
Net Asset Value (offering and redemption price per share)	$12.41

Statement of Operations

For the Six Months Ended June 30, 2017

(Unaudited)

Investment Income:
Dividends from affiliates	$3,780,459
Dividends	376,791

Total Investment Income	4,157,250

Expenses:
Manager fees	2,341,682
Administration fees	37,128
Custodian fees	2,989
Administrative and compliance services fees	20,986
Transfer agent fees	3,920
Trustee fees	68,269
Professional fees	60,200
Shareholder reports	31,398
Other expenses	25,983

Total expenses	2,592,555

Net Investment Income/(Loss)	1,564,695

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	41,987,606
Net realized gains/(losses) on futures contracts	5,797,797
Change in net unrealized appreciation/depreciation on investments	110,324,585

Net Realized/Unrealized Gains/(Losses) on Investments	158,109,988

Change in Net Assets Resulting From Operations	$159,674,683

See accompanying notes to the financial statements.

3

AZL MVP Fusion Dynamic Moderate Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,564,695	$32,590,785
Net realized gains/(losses) on investment transactions	47,785,403	221,780,541
Change in unrealized appreciation/depreciation on investments	110,324,585	(156,827,299)

Change in net assets resulting from operations	159,674,683	97,544,027

Distributions to Shareholders:
From net investment income	—	(50,970,662)
From net realized gains	—	(148,289,923)

Change in net assets resulting from distributions to shareholders	—	(199,260,585)

Capital Transactions:
Proceeds from shares issued	2,696,070	18,219,768
Proceeds from dividends reinvested	—	199,260,585
Value of shares redeemed	(144,765,633)	(245,864,524)

Change in net assets resulting from capital transactions	(142,069,563)	(28,384,171)

Change in net assets	17,605,120	(130,100,729)
Net Assets:
Beginning of period	2,336,332,902	2,466,433,631

End of period	$2,353,938,022	$2,336,332,902

Accumulated net investment income/(loss)	$38,283,528	$36,718,833

Share Transactions:
Shares issued	220,123	1,563,579
Dividends reinvested	—	17,509,717
Shares redeemed	(11,985,372)	(20,672,967)

Change in shares	(11,765,249)	(1,599,671)

See accompanying notes to the financial statements.

4

AZL MVP Fusion Dynamic Moderate Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$11.60		$12.15	$13.05	$12.68	$11.17	$10.09

Investment Activities:
Net Investment Income/(Loss)	0.02		0.18	0.22	0.14	0.11	0.13
Net Realized and Unrealized Gains/(Losses) on Investments	0.79		0.32	(0.45)	0.40	1.57	1.13

Total from Investment Activities	0.81		0.50	(0.23)	0.54	1.68	1.26

Dividends to Shareholders From:
Net Investment Income	—		(0.27)	(0.17)	(0.17)	(0.17)	(0.18)
Net Realized Gains	—		(0.78)	(0.50)	—	—	—

Total Dividends	—		(1.05)	(0.67)	(0.17)	(0.17)	(0.18)

Net Asset Value, End of Period	$12.41		$11.60	$12.15	$13.05	$12.68	$11.17

Total Return(a)	6.98	%(b)	4.29%	(1.71)%	4.24%	15.17%	12.53%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$2,353,938		$2,336,333	$2,466,434	$2,724,412	$2,753,188	$2,068,583
Net Investment Income/(Loss)(c)	0.13%		1.38%	1.61%	1.04%	1.22%	1.34%
Expenses Before Reductions*(c)(d)	0.22%		0.22%	0.22%	0.22%	0.22%	0.23%
Expenses Net of Reductions*(c)	0.22%		0.22%	0.22%	0.22%	0.21%	0.18%
Portfolio Turnover Rate(e)	8	%(b)	58%	13%	20%	5%	23%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

5

AZL MVP Fusion Dynamic Moderate Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Dynamic Moderate Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2017, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the

6

AZL MVP Fusion Dynamic Moderate Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $98.4 million as of June 30, 2017. The monthly average notional amount for these contracts was $95.9 million for the period ended June 30, 2017. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2017:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$181,310

Interest Rate Risk Exposure

Interest Rate Contracts		—		146,316

*	For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2017:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk Exposure

Equity Contracts	Net realized gains/(losses) on futures contracts/ Change in unrealized appreciation/depreciation on investments	$5,235,578	$(240,737)

Interest Rate Risk Exposure

Interest Rate Contracts		562,219	30,646

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2018. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2017, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Fusion Dynamic Moderate Fund	0.20%	0.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2017, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2017, there were no voluntary waivers.

7

AZL MVP Fusion Dynamic Moderate Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2017, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2017 is as follows:

	Fair Value 12/31/16	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Fair Value 6/30/17	Dividend Income
AZL DFA International Core Equity Fund	$119,449,559	$—	$(15,586,140)	$104	$119,814,942	$—
AZL DFA U.S. Core Equity Fund	63,025,952	—	(7,239,288)	745,911	60,383,835	—
AZL DFA U.S. Small Cap Fund	51,945,519	—	(5,108,708)	669,974	47,656,391	—
AZL Emerging Markets Equity Fund, Class 2	141,928,054	33,633,200	(10,463,278)	7,367	131,481,763	—
AZL Enhanced Bond Index Fund	59,933,815	—	(84,213,756)	(1,245,890)	60,116,389	—
AZL Gateway Fund	236,276,569	21,887,900	(1,376,996)	181,267	83,585,202	—
AZL International Index Fund, Class 2	189,923,737	32,223,500	(29,574,778)	4,665,706	273,038,119	—
AZL MetWest Total Return Bond Fund	122,811,070	657,500	—	—	194,546,418	—
AZL Mid Cap Index Fund	188,174,316	—	(69,020,140)	15,534,253	60,333,516	—
AZL Pyramis® Total Bond Fund	286,156,605	1,116,319	—	—	194,541,343	—
AZL Russell 1000 Growth Index Fund, Class 2	286,698,914	1,447,000	(40,899,164)	10,673,417	283,442,531	—
AZL Russell 1000 Value Index Fund, Class 2	52,063,304	5,661,100	(18,762,952)	5,269,356	285,997,823	—
AZL Small Cap Stock Index Fund, Class 2	90,560,225	—	(40,528,588)	5,432,191	12,457,200	—
PIMCO VIT Income Portfolio	95,770,673	1,067,505	(4,687,977)	112,356	95,934,408	1,067,505
PIMCO VIT Low Duration Portfolio	70,381,649	88,193,815	—	—	158,420,832	741,615
PIMCO VIT Total Return Portfolio	190,678,846	1,971,339	(2,012,319)	(58,405)	194,941,545	1,971,339

	$2,245,778,807	$187,859,178	$(329,474,084)	$41,987,606	$2,256,692,257	$3,780,459

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2017, $12,340 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2017, actual Trustee compensation was $435,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

8

AZL MVP Fusion Dynamic Moderate Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$2,256,692,257	$—	$2,256,692,257

Total Investment Securities	2,256,692,257	—	2,256,692,257

Other Financial Instruments:*
Futures Contracts	(327,626)	—	(327,626)

Total Investments	$2,256,364,631	$—	$2,256,364,631

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2017, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Fusion Dynamic Moderate Fund	$187,859,178	$329,474,084

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities for federal income tax purposes at June 30, 2017 is $2,056,923,088. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$207,803,621
Unrealized (depreciation)	(8,034,452)

Net unrealized appreciation/(depreciation)	$199,769,169

The tax character of dividends paid to shareholders during the year ended December 31, 2016 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Fusion Dynamic Moderate Fund	$50,970,662	$148,289,923	$199,260,585

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

9

AZL MVP Fusion Dynamic Moderate Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

As of the latest tax year end December 31, 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Fusion Dynamic Moderate Fund	$36,718,833	$185,608,061	$—	$87,849,638	$310,176,532

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2017, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 25% of the Fund. As of June 30, 2017, the Fund had a controlling interest (in excess of 50%) in the AZL MetWest Total Return Bond Fund, which is affiliated with the Investment Adviser.

9. Investment Company Reporting Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0617 08/17

AZL® MVP Growth Index Strategy Fund

Semi-Annual Report

June 30, 2017

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Growth Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Growth Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL MVP Growth Index Strategy Fund	$1,000.00	$1,076.00	$0.62	0.12%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL MVP Growth Index Strategy Fund	$1,000.00	$1,024.20	$0.60	0.12%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equities	52.5%
Fixed Income	23.5
International Equities	19.1

Total Investment Securities	95.1
Net other assets (liabilities)	4.9

Net Assets	100.0%

1

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.1%):
51,872,398	AZL Enhanced Bond Index Fund	$564,890,415
28,519,756	AZL International Index Fund, Class 2	460,308,866
11,707,374	AZL Mid Cap Index Fund, Class 2	266,108,617
56,136,978	AZL S&P 500 Index Fund, Class 2	861,141,240
9,216,532	AZL Small Cap Stock Index Fund, Class 2	134,561,370

Total Affiliated Investment Companies (Cost $2,029,800,695)		2,287,010,508

Total Investment Securities (Cost $2,029,800,695)(a) — 95.1%		2,287,010,508
Net other assets (liabilities) — 4.9%		118,912,838

Net Assets — 100.0%		$2,405,923,346

Percentages indicated are based on net assets as of June 30, 2017.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $120,302,764 has been segregated to cover margin requirements for the following open contracts as of June 30, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/15/17	743	$89,936,435	$(276,278)
U.S. Treasury 10-Year Note September Futures	Long	9/20/17	238	29,876,438	(109,488)

Total					$(385,766)

See accompanying notes to the financial statements.

2

AZL MVP Growth Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investments in affiliates, at cost	$2,029,800,695

Investments in affiliates, at value	$2,287,010,508
Segregated cash for collateral	120,302,764
Dividends receivable	81,478
Receivable for variation margin on futures contracts	12

Total Assets	2,407,394,762

Liabilities:
Payable for capital shares redeemed	1,040,351
Payable for variation margin on futures contracts	111
Manager fees payable	198,722
Administration fees payable	26,104
Custodian fees payable	696
Administrative and compliance services fees payable	20,905
Transfer agent fees payable	2,392
Trustee fees payable	42,702
Other accrued liabilities	139,433

Total Liabilities	1,471,416

Net Assets	$2,405,923,346

Net Assets Consist of:
Capital	$2,047,957,183
Accumulated net investment income/(loss)	27,025,838
Accumulated net realized gains/(losses) from investment transactions	74,116,278
Net unrealized appreciation/(depreciation) on investments	256,824,047

Net Assets	$2,405,923,346

Shares of beneficial interest (unlimited number of shares authorized, no par value)	158,852,861
Net Asset Value (offering and redemption price per share)	$15.15

Statement of Operations

For the Six Months Ended June 30, 2017

(Unaudited)

Investment Income:
Dividends	$457,890

Total Investment Income	457,890

Expenses:
Manager fees	1,163,704
Administration fees	43,410
Custodian fees	250
Administrative and compliance services fees	24,538
Transfer agent fees	4,561
Trustee fees	79,332
Professional fees	70,367
Shareholder reports	37,698
Other expenses	27,458

Total expenses	1,451,318

Net Investment Income/(Loss)	(993,428)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	(1,285,478)
Net realized gains/(losses) on futures contracts	8,474,926
Change in net unrealized appreciation/depreciation on investments	163,339,589

Net Realized/Unrealized Gains/(Losses) on Investments	170,529,037

Change in Net Assets Resulting From Operations	$169,535,609

See accompanying notes to the financial statements.

3

AZL MVP Growth Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(993,428)	$24,756,764
Net realized gains/(losses) on investment transactions	7,189,448	70,835,093
Change in unrealized appreciation/depreciation on investments	163,339,589	24,123,149

Change in net assets resulting from operations	169,535,609	119,715,006

Distributions to Shareholders:
From net investment income	—	(31,942,925)
From net realized gains	—	(8,888,678)

Change in net assets resulting from distributions to shareholders	—	(40,831,603)

Capital Transactions:
Proceeds from shares issued	47,448,823	151,231,938
Proceeds from shares issued in merger	—	642,975,499
Proceeds from dividends reinvested	—	40,831,603
Value of shares redeemed	(54,433,873)	(63,010,102)

Change in net assets resulting from capital transactions	(6,985,050)	772,028,938

Change in net assets	162,550,559	850,912,341
Net Assets:
Beginning of period	2,243,372,787	1,392,460,446

End of period	$2,405,923,346	$2,243,372,787

Accumulated net investment income/(loss)	$27,025,838	$28,019,266

Share Transactions:
Shares issued	3,244,152	11,127,802
Shares issued in merger	—	47,001,133
Dividends reinvested	—	3,000,118
Shares redeemed	(3,692,801)	(4,601,086)

Change in shares	(448,649)	56,527,967

See accompanying notes to the financial statements.

4

AZL MVP Growth Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	January 10, 2012 to December 31, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$14.08		$13.55		$13.90	$13.23	$10.95	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.01)		0.14		0.25	0.10	0.10	0.09
Net Realized and Unrealized Gains/(Losses) on Investments	1.08		0.77		(0.36)	0.75	2.18	1.01

Total from Investment Activities	1.07		0.91		(0.11)	0.85	2.28	1.10

Dividends to Shareholders From:
Net Investment Income	—		(0.30)		(0.12)	(0.10)	—	(0.12)
Net Realized Gains	—		(0.08)		(0.12)	(0.08)	— (b)	(0.03)

Total Dividends	—		(0.38)		(0.24)	(0.18)	— (b)	(0.15)

Net Asset Value, End of Period	$15.15		$14.08		$13.55	$13.90	$13.23	$10.95

Total Return(c)	7.60	%(d)	6.80%		(0.80)%	6.47%	20.85%	10.98	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$2,405,923		$2,243,373		$1,392,460	$1,118,257	$768,606	$261,143
Net Investment Income/(Loss)(e)	(0.09)%		1.55%		2.17%	1.05%	1.25%	1.47%
Expenses Before Reductions*(e)(f)	0.12%		0.12%		0.12%	0.12%	0.13%	0.22%
Expenses Net of Reductions*(e)	0.12%		0.12%		0.12%	0.12%	0.13%	0.15%
Portfolio Turnover Rate	2	%(d)	4	%(g)	1%	1%	— (h)	11	%(d)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations. During the period from January 10, 2012 to December 2012, the Fund’s primary vehicle for gaining exposure to derivatives was through investments in its wholly-owned and controlled subsidiary, the AZL MVP GIS Investments Trust (the “Subsidiary”). The Subsidiary was liquidated on December 10, 2012 at its net asset value on such date. The Subsidiary’s operations have been consolidated with the operations of the Fund through its liquidation on December 10, 2012.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 4%.

(h)	Represents less than 0.5%.

See accompanying notes to the financial statements.

5

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Growth Index Strategy Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2017, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the

6

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $119.8 million as of June 30, 2017. The monthly average notional amount for these contracts was $117.9 million for the period ended June 30, 2017. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2017:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$276,278

Interest Rate Risk Exposure

Interest Rate Contracts		—		109,488

*	For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2017:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk Exposure

Equity Contracts	Net realized gains/(losses) on futures contracts/ Change in unrealized appreciation/depreciation on investments	$8,040,179	$(319,310)

Interest Rate Risk Exposure

Interest Rate Contracts		434,747	(31,809)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2018. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2017, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Growth Index Strategy Fund	0.10%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2017, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2017, there were no voluntary waivers.

7

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2017, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2017 is as follows:

	Fair Value 12/31/16	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Fair Value 6/30/17	Dividend Income
AZL Enhanced Bond Index Fund	$518,310,753	$35,405,075	$—	$—	$564,890,415	$—
AZL International Index Fund, Class 2	412,415,467	388,771	(12,077,692)	(682,256)	460,308,866	—
AZL Mid Cap Index Fund, Class 2	254,988,987	—	(3,976,988)	(427,739)	266,108,617	—
AZL S&P 500 Index Fund, Class 2	814,319,154	—	(26,351,943)	(12,014)	861,141,240	—
AZL Small Cap Stock Index Fund, Class 2	132,754,720	—	(1,609,975)	(163,469)	134,561,370	—

	$2,132,789,081	$35,793,846	$(44,016,598)	$(1,285,478)	$2,287,010,508	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2017, $12,127 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2017, actual Trustee compensation was $435,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

8

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$2,287,010,508	$—	$2,287,010,508

Total Investment Securities	2,287,010,508	—	2,287,010,508

Other Financial Instruments:*
Futures Contracts	(385,766)	—	(385,766)

Total Investments	$2,286,624,742	$—	$2,286,624,742

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2017, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Growth Index Strategy Fund	$35,793,846	$44,016,598

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities for federal income tax purposes at June 30, 2017 is $2,034,814,180. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$260,397,591
Unrealized (depreciation)	(8,201,263)

Net unrealized appreciation/(depreciation)	$252,196,328

The tax character of dividends paid to shareholders during the year ended December 31, 2016 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Growth Index Strategy Fund	$31,942,925	$8,888,678	$40,831,603

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Growth Index Strategy Fund	$28,019,267	$71,908,388	$—	$88,502,899	$188,430,554

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies.

9

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2017, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 25% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0617 08/17

AZL® MVP Moderate Index Strategy Fund

Semi-Annual Report

June 30, 2017

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Moderate Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Moderate Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL MVP Moderate Index Strategy Fund	$1,000.00	$1,064.40	$0.67	0.13%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL MVP Moderate Index Strategy Fund	$1,000.00	$1,024.15	$0.65	0.13%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equities	42.4%
Fixed Income	37.5
International Equities	15.1

Total Investment Securities	95.0
Net other assets (liabilities)	5.0

Net Assets	100.0%

1

AZL MVP Moderate Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
18,319,214	AZL Enhanced Bond Index Fund	$199,496,241
4,964,224	AZL International Index Fund, Class 2	80,122,569
2,138,951	AZL Mid Cap Index Fund, Class 2	48,618,355
9,911,255	AZL S&P 500 Index Fund, Class 2	152,038,646
1,686,677	AZL Small Cap Stock Index Fund, Class 2	24,625,481

Total Affiliated Investment Companies (Cost $463,408,705)		504,901,292

Total Investment Securities (Cost $463,408,705)(a) — 95.0%		504,901,292
Net other assets (liabilities) — 5.0%		26,396,341

Net Assets — 100.0%		$531,297,633

Percentages indicated are based on net assets as of June 30, 2017.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $26,518,759 has been segregated to cover margin requirements for the following open contracts as of June 30, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/15/17	131	$15,856,895	$(48,990)
U.S. Treasury 10-Year Note September Futures	Long	9/20/17	84	10,544,625	(39,481)

Total					$(88,471)

See accompanying notes to the financial statements.

2

AZL MVP Moderate Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investments in affiliates, at cost	$463,408,705

Investments in affiliates, at value	$504,901,292
Segregated cash for collateral	26,518,759
Dividends receivable	18,002
Receivable for affiliated investments sold	56,712

Total Assets	531,494,765

Liabilities:
Cash overdraft	56,712
Payable for capital shares redeemed	62,008
Manager fees payable	43,924
Administration fees payable	6,715
Custodian fees payable	320
Administrative and compliance services fees payable	2,514
Transfer agent fees payable	981
Trustee fees payable	5,042
Other accrued liabilities	18,916

Total Liabilities	197,132

Net Assets	$531,297,633

Net Assets Consist of:
Capital	$464,848,191
Accumulated net investment income/(loss)	8,657,450
Accumulated net realized gains/(losses) from investment transactions	16,387,876
Net unrealized appreciation/(depreciation) on investments	41,404,116

Net Assets	$531,297,633

Shares of beneficial interest (unlimited number of shares authorized, no par value)	36,983,252
Net Asset Value (offering and redemption price per share)	$14.37

Statement of Operations

For the Six Months Ended June 30, 2017

(Unaudited)

Investment Income:
Dividends	$105,662

Total Investment Income	105,662

Expenses:
Manager fees	262,188
Administration fees	29,914
Custodian fees	1,186
Administrative and compliance services fees	4,741
Transfer agent fees	2,984
Trustee fees	15,419
Professional fees	13,602
Shareholder reports	9,397
Other expenses	5,761

Total expenses	345,192

Net Investment Income/(Loss)	(239,530)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	2,359,352
Net realized gains/(losses) on futures contracts	1,609,115
Change in net unrealized appreciation/depreciation on investments	29,232,845

Net Realized/Unrealized Gains/(Losses) on Investments	33,201,312

Change in Net Assets Resulting From Operations	$32,961,782

See accompanying notes to the financial statements.

3

AZL MVP Moderate Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(239,530)	$8,896,990
Net realized gains/(losses) on investment transactions	3,968,467	12,438,093
Change in unrealized appreciation/depreciation on investments	29,232,845	6,603,332

Change in net assets resulting from operations	32,961,782	27,938,415

Distributions to Shareholders:
From net investment income	—	(11,530,345)
From net realized gains	—	(15,559,033)

Change in net assets resulting from distributions to shareholders	—	(27,089,378)

Capital Transactions:
Proceeds from shares issued	3,677,621	26,814,181
Proceeds from dividends reinvested	—	27,089,378
Value of shares redeemed	(25,453,947)	(55,484,626)

Change in net assets resulting from capital transactions	(21,776,326)	(1,581,067)

Change in net assets	11,185,456	(732,030)
Net Assets:
Beginning of period	520,112,177	520,844,207

End of period	$531,297,633	$520,112,177

Accumulated net investment income/(loss)	$8,657,450	$8,896,980

Share Transactions:
Shares issued	264,065	2,047,099
Dividends reinvested	—	2,071,053
Shares redeemed	(1,818,734)	(4,178,626)

Change in shares	(1,554,669)	(60,474)

See accompanying notes to the financial statements.

4

AZL MVP Moderate Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	January 10, 2012 to December 31, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.50		$13.49		$14.37	$13.34	$10.77	$10.00

Investment Activities:
Net Investment Income/(Loss)	—	(b)	0.23		0.25	0.06	0.07	0.10
Net Realized and Unrealized Gains/(Losses) on Investments	0.87		0.48		(0.71)	1.06	2.50	0.79

Total from Investment Activities	0.87		0.71		(0.46)	1.12	2.57	0.89

Dividends to Shareholders From:
Net Investment Income	—		(0.30)		(0.07)	(0.05)	—	(0.10)
Net Realized Gains	—		(0.40)		(0.35)	(0.04)	— (b)	(0.02)

Total Dividends	—		(0.70)		(0.42)	(0.09)	— (b)	(0.12)

Net Asset Value, End of Period	$14.37		$13.50		$13.49	$14.37	$13.34	$10.77

Total Return(c)	6.44	%(d)	5.43%		(3.21)%	8.42%	23.88%	8.89	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$531,298		$520,112		$520,844	$467,457	$298,836	$79,526
Net Investment Income/(Loss)(e)	(0.09)%		1.71%		1.97%	0.65%	0.89%	1.82%
Expenses Before Reductions*(e)(f)	0.13%		0.13%		0.13%	0.14%	0.16%	0.36%
Expenses Net of Reductions*(e)	0.13%		0.13%		0.13%	0.14%	0.15%	0.15%
Portfolio Turnover Rate(g)	—	(d)(h)	108	%(i)	2%	1%	— (h)	9	%(d)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations. During the period from January 10, 2012 to December 10, 2012, the Fund’s primary vehicle for gaining exposure to derivatives was through investments in its wholly-owned and controlled subsidiary, the AZL MVP IEI Investments Trust (“the Subsidiary”). The Subsidiary was liquidated on December 10, 2012 at its net asset value on such date. The Subsidiary’s operations have been consolidated with the operations of the Fund through its liquidation on December 10, 2012.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

(h)	Represents less than 0.5%.

(i)	Effective October 14, 2016, the investment strategy of the Fund changed. Costs of purchases and proceeds from sales of portfolio securities associated with the changes in investment strategy contributed to higher portfolio turnover rate for the period ended December 31, 2016 as compared to prior years.

See accompanying notes to the financial statements.

5

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Moderate Index Strategy Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

6

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

Futures Contracts

During the period ended June 30, 2017, the Fund did not enter into any futures contracts. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $26.4 million as of June 30, 2017. The monthly average notional amount for these contracts was $26.4 million for the period ended June 30, 2017. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2017:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$48,990

Interest Rate Risk Exposure

Interest Rate Contracts		—		39,481

*	For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2017:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk Exposure

Equity Contracts	Net realized gains/(losses) on futures contracts/ Change in unrealized appreciation/depreciation on investments	$1,456,756	$118,475

Interest Rate Risk Exposure

Interest Rate Contracts		152,359	7,956

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2018. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2017, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Moderate Index Strategy Fund	0.10%	0.15%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2017, there were no voluntary waivers.

7

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2017, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2017 is as follows:

	Fair Value 12/31/16	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Fair Value 6/30/17	Dividend Income
AZL Enhanced Bond Index Fund	$193,101,645	$2,385,094	$—	$—	$199,496,241	$—
AZL International Index Fund, Class 2	79,204,077	—	(10,014,758)	865,013	80,122,569	—
AZL Mid Cap Index Fund, Class 2	48,078,403	—	(2,278,471)	288,378	48,618,355	—
AZL S&P 500 Index Fund, Class 2	149,086,758	—	(10,297,219)	1,081,968	152,038,646	—
AZL Small Cap Stock Index Fund, Class 2	24,769,929	—	(783,547)	123,993	24,625,481	—

	$494,240,812	$2,385,094	$(23,373,995)	$2,359,352	$504,901,292	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2017, $2,762 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2017, actual Trustee compensation was $435,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

8

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$504,901,292	$—	$504,901,292

Total Investment Securities	504,901,292	—	504,901,292

Other Financial Instruments:*
Futures Contracts	(88,471)	—	(88,471)

Total Investments	$504,812,821	$—	$504,812,821

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2017, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Moderate Index Strategy Fund	$2,385,094	$23,373,995

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities for federal income tax purposes at June 30, 2017 is $463,408,705. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$41,796,616
Unrealized (depreciation)	(304,029)

Net unrealized appreciation/(depreciation)	$41,492,587

The tax character of dividends paid to shareholders during the year ended December 31, 2016 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Moderate Index Strategy Fund	$11,530,345	$15,559,033	$27,089,378

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Moderate Index Strategy Fund	$8,896,981	$12,388,152	$—	$12,202,527	$33,487,660

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies.

9

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2017, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 25% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0617 08/17

AZL® MVP Pyramis® Multi-Strategy Fund

Semi-Annual Report

June 30, 2017

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Pyramis® Multi-Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Pyramis® Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL MVP Pyramis® Multi-Strategy Fund	$1,000.00	$1,045.40	$0.71	0.14%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL MVP Pyramis® Multi-Strategy Fund	$1,000.00	$1,024.10	$0.70	0.14%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Fixed Income	95.1%

Total Investment Securities	95.1
Net other assets (liabilities)	4.9

Net Assets	100.0%

1

AZL MVP Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Affiliated Investment Company (95.1%):
20,336,753	AZL Pyramis® Multi-Strategy Fund	$264,377,789
Total Affiliated Investment Company (Cost $260,067,009)		264,377,789

Total Investment Securities (Cost $260,067,009)(a) — 95.1%		264,377,789
Net other assets (liabilities) — 4.9%		13,564,718

Net Assets — 100.0%		$277,942,509

Percentages indicated are based on net assets as of June 30, 2017.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $13,882,972 has been segregated to cover margin requirements for the following open contracts as of June 30, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/15/17	45	$5,447,025	$(17,045)
U.S. Treasury 10-Year Note September Futures	Long	9/20/17	66	8,285,062	(29,474)

Total					$(46,519)

See accompanying notes to the financial statements.

2

AZL MVP Pyramis® Multi-Strategy Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investments in affiliates, at cost	$260,067,009

Investments in affiliates, at value	$264,377,789
Segregated cash for collateral	13,882,972
Dividends receivable	9,456
Receivable for capital shares issued	2,967
Receivable for affiliated investments sold	150,445

Total Assets	278,423,629

Liabilities:
Cash overdraft	150,445
Payable for capital shares redeemed	287,873
Manager fees payable	23,075
Administration fees payable	5,176
Custodian fees payable	434
Administrative and compliance services fees payable	1,209
Transfer agent fees payable	848
Trustee fees payable	2,393
Other accrued liabilities	9,667

Total Liabilities	481,120

Net Assets	$277,942,509

Net Assets Consist of:
Capital	$288,917,353
Accumulated net investment income/(loss)	3,575,114
Accumulated net realized gains/(losses) from investment transactions	(18,814,219)
Net unrealized appreciation/(depreciation) on investments	4,264,261

Net Assets	$277,942,509

Shares of beneficial interest (unlimited number of shares authorized, no par value)	24,630,279
Net Asset Value (offering and redemption price per share)	$11.28

Statement of Operations

For the Six Months Ended June 30, 2017

(Unaudited)

Investment Income:
Dividends	$57,227

Total Investment Income	57,227

Expenses:
Manager fees	141,085
Administration fees	27,705
Custodian fees	1,405
Administrative and compliance services fees	2,441
Transfer agent fees	2,738
Trustee fees	7,966
Professional fees	7,000
Shareholder reports	5,350
Other expenses	2,893

Total expenses	198,583

Net Investment Income/(Loss)	(141,356)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	(2,043,568)
Net realized gains/(losses) on futures contracts	643,863
Change in net unrealized appreciation/depreciation on investments	14,236,421

Net Realized/Unrealized Gains/(Losses) on Investments	12,836,716

Change in Net Assets Resulting From Operations	$12,695,360

See accompanying notes to the financial statements.

3

AZL MVP Pyramis® Multi-Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(141,356)	$3,716,490
Net realized gains/(losses) on investment transactions	(1,399,705)	(16,768,984)
Change in unrealized appreciation/depreciation on investments	14,236,421	15,404,491

Change in net assets resulting from operations	12,695,360	2,351,997

Distributions to Shareholders:
From net investment income	—	(11,849,955)
From net realized gains	—	(4,637,599)

Change in net assets resulting from distributions to shareholders	—	(16,487,554)

Capital Transactions:
Proceeds from shares issued	491,561	11,951,865
Proceeds from dividends reinvested	—	16,487,554
Value of shares redeemed	(22,400,084)	(34,816,037)

Change in net assets resulting from capital transactions	(21,908,523)	(6,376,618)

Change in net assets	(9,213,163)	(20,512,175)
Net Assets:
Beginning of period	287,155,672	307,667,847

End of period	$277,942,509	$287,155,672

Accumulated net investment income/(loss)	$3,575,114	$3,716,470

Share Transactions:
Shares issued	43,164	1,091,028
Dividends reinvested	—	1,551,040
Shares redeemed	(2,015,226)	(3,194,431)

Change in shares	(1,972,062)	(552,363)

See accompanying notes to the financial statements.

4

AZL MVP Pyramis® Multi-Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	April 27, 2012 to December 31, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.79		$11.33	$12.49	$12.39	$10.52	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.01		0.15	0.43	0.12	0.12	0.13
Net Realized and Unrealized Gains/(Losses) on Investments	0.48		(0.07)	(1.20)	0.17	1.75	0.56

Total from Investment Activities	0.49		0.08	(0.77)	0.29	1.87	0.69

Dividends to Shareholders From:
Net Investment Income	—		(0.45)	(0.18)	(0.11)	—	(0.13)
Net Realized Gains	—		(0.17)	(0.21)	(0.08)	— (b)	(0.04)

Total Dividends	—		(0.62)	(0.39)	(0.19)	— (b)	(0.17)

Net Asset Value, End of Period	$11.28		$10.79	$11.33	$12.49	$12.39	$10.52

Total Return(c)	4.54	%(d)	0.82%	(6.21)%	2.33%	17.79%	6.87	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$277,943		$287,156	$307,668	$297,191	$204,518	$44,647
Net Investment Income/(Loss)(e)	(0.10)%		1.25%	3.85%	1.42%	1.75%	3.46%
Expenses Before Reductions*(e)(f)	0.14%		0.13%	0.15%	0.15%	0.17%	0.48%
Expenses Net of Reductions*(e)	0.14%		0.13%	0.15%	0.15%	0.15%	0.15%
Portfolio Turnover Rate	—	(d)(g)	4%	4%	4%	9%	34	%(d)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations. During the period from April 30, 2012 to December 2012, the Fund’s primary vehicle for gaining exposure to derivatives was through investments in its wholly-owned and controlled subsidiary, the AZL MVP FTFSP Investments Trust (the “Subsidiary”). The Subsidiary was liquidated on December 10, 2012 at its net asset value on such date. The Subsidiary’s operations have been consolidated with the operations of the Fund through its liquidation on December 10, 2012.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Represents less than 0.5%.

See accompanying notes to the financial statements.

5

AZL MVP Pyramis® Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Pyramis® Multi-Strategy Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions ), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2017, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the

6

AZL MVP Pyramis® Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $13.7 million as of June 30, 2017. The monthly average notional amount for these contracts was $14.1 million for the period ended June 30, 2017. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2017:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$17,045

Interest Rate Risk Exposure

Interest Rate Contracts		—		29,474

*	For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2017:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk Exposure

Equity Contracts	Net realized gains/(losses) on futures contracts/ Change in unrealized appreciation/depreciation on investments	$525,015	$(26,106)

Interest Rate Risk Exposure

Interest Rate Contracts		118,848	(991)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2018. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2017, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Pyramis® Multi-Strategy Fund	0.10%	0.15%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2017, there were no voluntary waivers.

7

AZL MVP Pyramis® Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2017, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2017 is as follows:

	Fair Value 12/31/16	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Fair Value 6/30/17	Dividend Income
AZL Pyramis® Multi-Strategy Fund	$272,986,136	$155,328	$(20,962,378)	$(2,043,568)	$264,377,789	$—

	$272,986,136	$155,328	$(20,962,378)	$(2,043,568)	$264,377,789	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2017, $1,500 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2017, actual Trustee compensation was $435,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

8

AZL MVP Pyramis® Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$264,377,789	$—	$264,377,789

Total Investment Securities	264,377,789	—	264,377,789

Other Financial Instruments:*
Futures Contracts	(46,519)	—	(46,519)

Total Investments	$264,331,270	$—	$264,331,270

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2017, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Pyramis® Multi-Strategy Fund	$155,328	$20,962,378

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities for federal income tax purposes at June 30, 2017 is $262,280,713. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$4,310,780
Unrealized (depreciation)	(2,213,704)

Net unrealized appreciation/(depreciation)	$2,097,076

As of the end of its tax year ended December 31, 2016, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs not subject to expiration:

	Short Term Amount	Long Term Amount	Total Amount
AZL MVP Pyramis® Multi-Strategy Fund	$6,129,994	$9,117,028	$15,247,022

The tax character of dividends paid to shareholders during the year ended December 31, 2016 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Pyramis® Multi-Strategy Fund	$11,849,968	$4,637,586	$16,487,554

(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

9

AZL MVP Pyramis® Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

As of the latest tax year end December 31, 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Pyramis® Multi-Strategy Fund	$3,716,470	$—	$(15,247,022)	$(12,139,652)	$(23,670,204)

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2017, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 25% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0617 08/17

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund

Semi-Annual Report

June 30, 2017

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP T. Rowe Price Capital Appreciation Plus Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$1,000.00	$1,075.90	$0.67	0.13%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 - 6/30/17*	Annualized Expense Ratio During Period 1/1/17 - 6/30/17
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$1,000.00	$1,024.15	$0.65	0.13%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equities	77.0%
Fixed Income	18.0

Total Investment Securities	95.0
Net other assets (liabilities)	5.0

Net Assets	100.0%

1

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
16,602,051	AZL Enhanced Bond Index Fund	$180,796,337
17,712,513	AZL S&P 500 Index Fund, Class 2	271,709,945
28,030,301	AZL T. Rowe Price Capital Appreciation Fund	503,424,207

Total Affiliated Investment Companies (Cost $866,018,295)		955,930,489

Total Investment Securities (Cost $866,018,295)(a) — 95.0%		955,930,489
Net other assets (liabilities) — 5.0%		50,252,177

Net Assets — 100.0%		$1,006,182,666

Percentages indicated are based on net assets as of June 30, 2017.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $50,233,129 has been segregated to cover margin requirements for the following open contracts as of June 30, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/15/17	248	$30,019,160	$(92,877)
U.S. Treasury 10-Year Note September Futures	Long	9/20/17	159	19,959,469	(69,294)

Total					$(162,171)

See accompanying notes to the financial statements.

2

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investments in affiliates, at cost	$866,018,295

Investments in affiliates, at value	$955,930,489
Cash	2,033,483
Segregated cash for collateral	50,233,129
Dividends receivable	34,011
Receivable for variation margin on futures contracts	12
Receivable for capital shares issued	192,934

Total Assets	1,008,424,058

Liabilities:
Payable for affiliated investments purchased	2,033,483
Payable for capital shares redeemed	66,162
Payable for variation margin on futures contracts	111
Manager fees payable	82,541
Administration fees payable	9,057
Custodian fees payable	97
Administrative and compliance services fees payable	4,956
Transfer agent fees payable	1,130
Trustee fees payable	10,247
Other accrued liabilities	33,608

Total Liabilities	2,241,392

Net Assets	$1,006,182,666

Net Assets Consist of:
Capital	$883,313,708
Accumulated net investment income/(loss)	12,084,855
Accumulated net realized gains/(losses) from investment transactions	21,034,080
Net unrealized appreciation/(depreciation) on investments	89,750,023

Net Assets	$1,006,182,666

Shares of beneficial interest (unlimited number of shares authorized, no par value)	81,552,874
Net Asset Value (offering and redemption price per share)	$12.34

Statement of Operations

For the Six Months Ended June 30, 2017

(Unaudited)

Investment Income:
Dividends	$190,847

Total Investment Income	190,847

Expenses:
Manager fees	475,555
Administration fees	32,433
Custodian fees	333
Administrative and compliance services fees	8,843
Transfer agent fees	3,280
Trustee fees	28,491
Professional fees	25,360
Shareholder reports	13,514
Other expenses	10,446

Total expenses	598,255

Net Investment Income/(Loss)	(407,408)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	393,004
Net realized gains/(losses) on futures contracts	2,894,664
Change in net unrealized appreciation/depreciation on investments	66,173,678

Net Realized/Unrealized Gains/(Losses) on Investments	69,461,346

Change in Net Assets Resulting From Operations	$69,053,938

See accompanying notes to the financial statements.

3

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(407,408)	$4,770,834
Net realized gains/(losses) on investment transactions	3,287,668	25,557,189
Change in unrealized appreciation/depreciation on investments	66,173,678	28,194,103

Change in net assets resulting from operations	69,053,938	58,522,126

Distributions to Shareholders:
From net investment income	—	(12,329,148)
From net realized gains	—	(4,719,453)

Change in net assets resulting from distributions to shareholders	—	(17,048,601)

Capital Transactions:
Proceeds from shares issued	59,647,914	194,423,422
Proceeds from dividends reinvested	—	17,048,601
Value of shares redeemed	(22,235,190)	(17,628,201)

Change in net assets resulting from capital transactions	37,412,724	193,843,822

Change in net assets	106,466,662	235,317,347
Net Assets:
Beginning of period	899,716,004	664,398,657

End of period	$1,006,182,666	$899,716,004

Accumulated net investment income/(loss)	$12,084,855	$12,492,263

Share Transactions:
Shares issued	4,976,864	17,453,257
Dividends reinvested	—	1,516,780
Shares redeemed	(1,858,410)	(1,590,113)

Change in shares	3,118,454	17,379,924

See accompanying notes to the financial statements.

4

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015	January 10, 2014 to December 31, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.47		$10.88	$10.45	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.01)		0.03	0.04	0.01
Net Realized and Unrealized Gains/(Losses) on Investments	0.88		0.79	0.39	1.11

Total from Investment Activities	0.87		0.82	0.43	1.12

Dividends to Shareholders From:
Net Investment Income	—		(0.17)	—	(0.01)
Net Realized Gains	—		(0.06)	— (b)	(0.66)

Total Dividends	—		(0.23)	— (b)	(0.67)

Net Asset Value, End of Period	$12.34		$11.47	$10.88	$10.45

Total Return(c)	7.59	%(d)	7.62%	4.15%	11.19	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,006,183		$899,716	$664,399	$288,843
Net Investment Income/(Loss)(e)	(0.09)%		0.61%	0.49%	0.26%
Expenses Before Reductions*(e)(f)	0.13%		0.12%	0.13%	0.14%
Expenses Net of Reductions*(e)	0.13%		0.12%	0.13%	0.14%
Portfolio Turnover Rate(g)	2	%(d)	52%	1%	1	%(d)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

5

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP T. Rowe Price Capital Appreciation Plus Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2017, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the

6

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $50.0 million as of June 30, 2017. The monthly average notional amount for these contracts was $48.2 million for the period ended June 30, 2017. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2017:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$92,877

Interest Rate Risk Exposure

Interest Rate Contracts		—		69,294

*	For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2017:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk Exposure

Equity Contracts	Net realized gains/(losses) on futures contracts/ Change in unrealized appreciation/depreciation on investments	$2,611,264	$73,959

Interest Rate Risk Exposure

Interest Rate Contracts		283,400	(10,991)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2018. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2017, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	0.10%	0.15%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2017, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2017, there were no voluntary waivers.

7

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2017, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2017 is as follows:

	Fair Value 12/31/16	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Fair Value 6/30/17	Dividend Income
AZL Enhanced Bond Index Fund	$161,598,910	$19,490,367	$(3,873,604)	$(59,418)	$180,796,337	$—
AZL S&P 500 Index Fund, Class 2	245,130,882	12,249,304	(7,993,678)	221,909	271,709,945	—
AZL T. Rowe Price Capital Appreciation Fund	447,921,695	19,946,808	(5,214,866)	230,513	503,424,207	—

	$854,651,487	$51,686,479	$(17,082,148)	$393,004	$955,930,489	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2017, $4,918 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2017, actual Trustee compensation was $435,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

8

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$955,930,489	$—	$955,930,489

Total Investment Securities	955,930,489	—	955,930,489

Other Financial Instruments:*
Futures Contracts	(162,171)	—	(162,171)

Total Investments	$955,768,318	$—	$955,768,318

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2017, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$51,686,479	$17,082,148

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities for federal income tax purposes at June 30, 2017 is $866,815,862. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$89,912,194
Unrealized (depreciation)	(797,567)

Net unrealized appreciation/(depreciation)	$89,114,627

The tax character of dividends paid to shareholders during the year ended December 31, 2016 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$12,329,149	$4,719,452	$17,048,601

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$12,552,188	$18,368,417	$—	$22,894,415	$53,815,020

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies.

9

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

June 30, 2017 (Unaudited)

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2017, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 25% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0617 08/17

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable – only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date 8/25/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date 8/25/17

By (Signature and Title)	/s/ Bashir C. Asad
Bashir C. Asad, Principal Financial Officer & Principal Accounting Officer

Date 8/25/17